UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2019

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global High Income Fund

Portfolio of Investments

June 30, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 41.1%
Industrial - 32.3%
Basic - 3.6%
AK Steel Corp.
7.00%, 3/15/27	U.S.$	1,164	$1,114,310
7.625%, 10/01/21		278	283,882
Alcoa Nederland Holding BV
6.125%, 5/15/28 (a)		289	290,411
Ashland LLC
4.75%, 8/15/22		501	501,771
Axalta Coating Systems LLC
4.875%, 8/15/24 (a)		516	512,175
Berry Global, Inc.
5.50%, 5/15/22		409	413,218
CF Industries, Inc.
4.95%, 6/01/43		595	502,775
5.375%, 3/15/44		545	482,585
Cleveland-Cliffs, Inc.
5.75%, 3/01/25 (b)		1,628	1,545,815
Constellium NV
5.75%, 5/15/24 (a)		400	390,655
5.875%, 2/15/26 (a)		1,310	1,259,953
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 2/01/26 (a)		815	775,123
Eldorado Gold Corp.
6.125%, 12/15/20 (a)		369	355,985
ERP Iron Ore, LLC
9.039%, 12/31/19 (c)(d)(e)(f)		336	336,499
Freeport-McMoRan, Inc.
5.45%, 3/15/43		3,414	2,994,255
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (a)		1,236	1,288,272
INEOS Finance PLC
4.00%, 5/01/23 (a)	EUR	790	938,775
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (a)	U.S.$	3,215	3,555,542
Kraton Polymers LLC/Kraton P
5.25%, 5/15/26 (a)	EUR	640	753,045
Lecta SA
6.50%, 8/01/23 (a)		227	261,333
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (c)(g)(h)(i)	U.S.$	2,857	29
Momentive Performance Materials, Inc.
3.88%, 10/24/21		3,093	3,246,849
8.875%, 10/15/20 (c)(e)(h)(j)		3,093	0
Multi-Color Corp.
4.875%, 11/01/25 (a)		980	913,359
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		207	206,963
Novelis Corp.
5.875%, 9/30/26 (a)		1,573	1,507,576

	Principal Amount (000)		U.S. $ Value
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.75%, 4/30/26 (a)	U.S.$	489	$475,847
OCI NV
5.00%, 4/15/23 (a)	EUR	1,300	1,549,215
6.625%, 4/15/23 (a)	U.S.$	840	855,787
Pactiv LLC
7.95%, 12/15/25		1,110	1,215,450
Peabody Energy Corp.
6.00%, 11/15/18 (c)(d)(e)(h)		4,310	0
6.00%, 3/31/22 (a)		295	299,597
6.375%, 3/31/25 (a)		400	412,802
Plastipak Holdings, Inc.
6.25%, 10/15/25 (a)		1,257	1,157,667
PQ Corp.
5.75%, 12/15/25 (a)		277	272,542
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (a)		781	771,347
Sealed Air Corp.
6.875%, 7/15/33 (a)		1,295	1,424,993
SIG Combibloc Holdings SCA
7.75%, 2/15/23 (a)	EUR	682	825,433
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25	U.S.$	238	284,441
SPCM SA
4.875%, 9/15/25 (a)		975	931,328
Teck Resources Ltd.
5.20%, 3/01/42		2,374	2,082,394
5.40%, 2/01/43		1,454	1,314,034
6.00%, 8/15/40		470	457,764
6.25%, 7/15/41		238	237,410
United States Steel Corp.
6.25%, 3/15/26		295	291,295
6.875%, 8/15/25		775	779,834
Valvoline, Inc.
5.50%, 7/15/24		278	280,795
W.R. Grace & Co.-Conn
5.625%, 10/01/24 (a)		386	403,821

			40,754,951

Capital Goods - 1.6%
ARD Finance SA
6.625%, 9/15/23 (f)	EUR	1,126	1,336,846
ARD Securities Finance SARL
8.75%, 1/31/23 (a)(f)	U.S.$	279	284,661
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.75%, 5/15/24 (a)	EUR	2,004	2,516,320
B456 Systems, Inc.
3.75%, 4/15/16 (c)(d)(g)(h)(k)	U.S.$	955	74,013
BBA US Holdings, Inc.
5.375%, 5/01/26 (a)		402	403,805

	Principal Amount (000)		U.S. $ Value
Bombardier, Inc.
5.75%, 3/15/22 (a)	U.S.$	975	$977,644
6.00%, 10/15/22 (a)		261	260,279
6.125%, 1/15/23 (a)		738	739,466
7.50%, 3/15/25 (a)		1,124	1,169,479
BWAY Holding Co.
4.75%, 4/15/24	EUR	542	632,889
5.50%, 4/15/24 (a)	U.S.$	1,073	1,046,113
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (a)		505	520,335
EnPro Industries, Inc.
5.875%, 9/15/22		970	990,989
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (a)		352	356,327
GFL Environmental, Inc.
5.625%, 5/01/22 (a)		403	387,968
Jeld-Wen, Inc.
4.625%, 12/15/25 (a)		128	121,969
4.875%, 12/15/27 (a)		182	169,298
KLX, Inc.
5.875%, 12/01/22 (a)		877	910,808
Liberty Tire Recycling LLC
9.50%, 1/15/23 (c)(e)(i)		559	559,251
Textron Financial Corp.
4.078% (LIBOR 3 Month + 1.74%), 2/15/42 (a)(l)		575	523,725
TransDigm, Inc.
6.375%, 6/15/26		2,335	2,314,338
6.50%, 7/15/24		1,572	1,596,742
Waste Pro USA, Inc.
5.50%, 2/15/26 (a)		762	733,470

			18,626,735

Communications - Media - 4.3%
Altice Financing SA
6.625%, 2/15/23 (a)		2,892	2,850,066
7.50%, 5/15/26 (a)		1,782	1,724,746
Altice France SA/France
5.375%, 5/15/22 (a)	EUR	264	316,777
5.625%, 5/15/24 (a)		386	466,995
6.00%, 5/15/22 (a)	U.S.$	707	713,999
6.25%, 5/15/24 (a)		200	196,202
7.375%, 5/01/26 (a)		2,923	2,864,590
Altice Luxembourg SA
7.25%, 5/15/22 (a)(b)	EUR	1,332	1,561,587
7.75%, 5/15/22 (a)(b)	U.S.$	1,770	1,709,197
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, 5/01/27 (a)		160	149,692
5.375%, 5/01/25 (a)		128	123,890
5.75%, 1/15/24		166	166,415
5.75%, 2/15/26 (a)		400	392,566
5.875%, 5/01/27 (a)		499	488,108

	Principal Amount (000)		U.S. $ Value
Cequel Communications Holdings I LLC/Cequel Capital Corp.
7.50%, 4/01/28 (a)	U.S.$	1,192	$1,208,218
7.75%, 7/15/25 (a)		861	899,573
Clear Channel Worldwide Holdings, Inc.
Series A
6.50%, 11/15/22		555	563,277
Series B
6.50%, 11/15/22		2,654	2,705,761
CSC Holdings LLC
5.375%, 2/01/28 (a)		1,302	1,203,756
6.625%, 10/15/25 (a)		274	279,480
10.875%, 10/15/25 (a)		765	881,419
DISH DBS Corp.
5.00%, 3/15/23		100	86,521
5.875%, 11/15/24		2,345	1,988,131
6.75%, 6/01/21		820	821,086
Gray Television, Inc.
5.125%, 10/15/24 (a)		1,037	991,417
iHeartCommunications, Inc.
6.875%, 6/15/18 (c)(d)(g)(h)		2,016	496,353
9.00%, 12/15/19 (h)(m)		927	703,046
10.625%, 3/15/23 (h)(m)		142	107,958
11.25%, 3/01/21 (a)(h)(m)		254	183,551
11.25%, 3/01/21 (h)(m)		535	407,033
Liberty Interactive LLC
3.75%, 2/15/30 (k)		880	613,969
Meredith Corp.
6.875%, 2/01/26 (a)		1,627	1,604,814
Netflix, Inc.
4.375%, 11/15/26 (b)		1,552	1,459,246
4.875%, 4/15/28 (a)		1,221	1,161,844
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 2/15/22		648	657,088
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (a)		1,057	969,860
6.875%, 2/15/23 (a)		451	427,285
Sinclair Television Group, Inc.
6.125%, 10/01/22		1,487	1,515,379
TEGNA, Inc.
5.50%, 9/15/24 (a)		162	163,172
6.375%, 10/15/23		718	739,002
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 1/15/25 (a)		1,078	1,092,862
6.25%, 1/15/29 (a)	EUR	446	583,081
Univision Communications, Inc.
5.125%, 2/15/25 (a)	U.S.$	1,064	984,164
UPC Holding BV
5.50%, 1/15/28 (a)		2,223	1,995,961

	Principal Amount (000)		U.S. $ Value
Urban One, Inc.
7.375%, 4/15/22 (a)	U.S.$	1,400	$1,336,125
Virgin Media Finance PLC
4.875%, 2/15/22		1,347	1,282,450
5.25%, 2/15/22		900	858,945
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24 (a)	GBP	128	166,406
Virgin Media Secured Finance PLC
5.50%, 1/15/25 (a)		423	567,429
Ziggo Bond Co. BV
7.125%, 5/15/24 (a)	EUR	968	1,208,024
Ziggo Bond Finance BV
5.875%, 1/15/25 (a)	U.S.$	1,034	970,488
6.00%, 1/15/27 (a)		150	138,503
Ziggo BV
5.50%, 1/15/27 (a)		1,163	1,097,187

			48,844,694

Communications - Telecommunications - 2.7%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	1,086	1,484,779
C&W Senior Financing DAC
6.875%, 9/15/27 (a)	U.S.$	847	813,212
Cincinnati Bell, Inc.
7.00%, 7/15/24 (a)		1,151	1,050,567
DKT Finance ApS
7.00%, 6/17/23 (a)	EUR	989	1,170,274
Embarq Corp.
7.995%, 6/01/36	U.S.$	2,096	1,976,773
Frontier Communications Corp.
6.875%, 1/15/25		45	28,982
7.125%, 1/15/23		662	488,626
7.625%, 4/15/24		1,118	772,677
7.875%, 1/15/27		834	511,074
Hughes Satellite Systems Corp.
7.625%, 6/15/21		1,437	1,531,665
Intelsat Jackson Holdings SA
5.50%, 8/01/23		1,675	1,507,843
7.25%, 10/15/20		443	439,946
7.50%, 4/01/21		980	973,442
8.00%, 2/15/24 (a)		216	227,254
9.50%, 9/30/22 (a)		516	595,003
9.75%, 7/15/25 (a)		1,262	1,332,129
Level 3 Financing, Inc.
5.25%, 3/15/26		86	81,910
5.375%, 8/15/22-1/15/24		1,278	1,258,807
6.125%, 1/15/21		596	600,086
Level 3 Parent LLC
5.75%, 12/01/22		160	160,222
Qwest Corp.
6.875%, 9/15/33		1,335	1,254,529
Sable International Finance Ltd.
6.875%, 8/01/22 (a)		454	472,556

	Principal Amount (000)		U.S. $ Value
Sprint Capital Corp.
6.875%, 11/15/28	U.S.$	1,210	$1,158,940
8.75%, 3/15/32		215	230,023
Sprint Corp.
7.875%, 9/15/23		707	734,306
T-Mobile USA, Inc.
6.00%, 3/01/23		743	767,256
6.375%, 3/01/25		655	678,241
Telecom Italia Capital SA
7.20%, 7/18/36		483	500,867
7.721%, 6/04/38		1,759	1,897,991
Telecom Italia SpA/Milano
5.303%, 5/30/24 (a)		1,002	978,733
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.00%, 4/15/23 (a)		1,113	1,074,768
Wind Tre SpA
5.00%, 1/20/26 (a)		1,600	1,256,867
Windstream Services LLC/Windstream Finance Corp.
6.375%, 8/01/23		209	126,399
8.75%, 12/15/24 (a)		1,526	969,117
Zayo Group LLC/Zayo Capital, Inc.
5.75%, 1/15/27 (a)		300	294,705
6.00%, 4/01/23		488	496,658
6.375%, 5/15/25		1,187	1,205,822

			31,103,049

Consumer Cyclical - Automotive - 1.4%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (a)		1,323	1,190,951
BCD Acquisition, Inc.
9.625%, 9/15/23 (a)		2,264	2,417,065
Cooper-Standard Automotive, Inc.
5.625%, 11/15/26 (a)		670	665,016
Dana Financing Luxembourg SARL
5.75%, 4/15/25 (a)		215	212,852
6.50%, 6/01/26 (a)		602	610,834
Exide Technologies
7.00%, 4/30/25 (c)(f)(i)(k)		4,728	3,309,884
11.00%, 4/30/22 (c)(f)(i)		4,299	3,955,467
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28		400	426,005
IHO Verwaltungs GmbH
4.125%, 9/15/21 (a)(f)		889	875,134
Meritor, Inc.
6.25%, 2/15/24		305	307,307
Navistar International Corp.
6.625%, 11/01/25 (a)		1,126	1,159,458
Titan International, Inc.
6.50%, 11/30/23 (a)		1,093	1,090,789

			16,220,762

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Entertainment - 0.4%
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26	U.S.$	1,580	$1,525,232
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (a)		1,409	1,521,340
VOC Escrow Ltd.
5.00%, 2/15/28 (a)		1,076	1,019,809

			4,066,381

Consumer Cyclical - Other - 2.4%
Beazer Homes USA, Inc.
5.875%, 10/15/27		682	594,027
6.75%, 3/15/25		1,400	1,337,958
8.75%, 3/15/22		99	105,222
Caesars Entertainment Corp.
5.00%, 10/01/24 (c)(k)		121	207,958
Cirsa Funding Luxembourg SA
5.75%, 5/15/21 (a)	EUR	396	475,744
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
6.00%, 2/15/23 (a)		276	272,940
Diamond Resorts International, Inc.
7.75%, 9/01/23 (a)(b)	U.S.$	1,139	1,195,142
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, 11/15/25 (a)		1,304	1,327,905
GLP Capital LP/GLP Financing II, Inc.
5.375%, 4/15/26		674	667,059
International Game Technology PLC
6.25%, 2/15/22 (a)		977	998,596
James Hardie International Finance DAC
4.75%, 1/15/25 (a)		285	278,097
5.00%, 1/15/28 (a)		273	258,565
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		2,257	2,039,750
10.00%, 7/15/22 (a)		389	409,423
10.50%, 7/15/24 (a)		389	398,725
KB Home
7.00%, 12/15/21		536	566,820
7.50%, 9/15/22		494	532,521
Lennar Corp.
6.625%, 5/01/20		1,332	1,393,199
LHMC Finco SARL
6.25%, 12/20/23	EUR	288	332,960
MDC Holdings, Inc.
5.50%, 1/15/24	U.S.$	150	151,014
6.00%, 1/15/43		2,908	2,525,947
Pinnacle Entertainment, Inc.
5.625%, 5/01/24		829	861,969
PulteGroup, Inc.
5.00%, 1/15/27		115	109,352
6.00%, 2/15/35		500	486,511
7.875%, 6/15/32		1,400	1,603,010
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)		420	421,501
6.125%, 4/01/25 (a)		830	825,143

	Principal Amount (000)		U.S. $ Value
Standard Industries, Inc./NJ
6.00%, 10/15/25 (a)	U.S.$	977	$980,664
Stars Group Holdings Bv/Star
7.00%, 7/15/26 (a)		1,015	1,025,298
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (a)		1,785	1,682,282
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.875%, 4/15/23 (a)		875	870,625
Toll Brothers Finance Corp.
4.875%, 3/15/27		1,124	1,056,568
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/01/25 (a)		785	766,830

			26,759,325

Consumer Cyclical - Restaurants - 0.1%
Golden Nugget, Inc.
6.75%, 10/15/24 (a)		933	933,383
IRB Holding Corp.
6.75%, 2/15/26 (a)		453	434,811

			1,368,194

Consumer Cyclical - Retailers - 0.9%
Dufry Finance SCA
4.50%, 8/01/23 (a)	EUR	1,208	1,458,606
FirstCash, Inc.
5.375%, 6/01/24 (a)	U.S.$	1,312	1,313,887
JC Penney Corp., Inc.
6.375%, 10/15/36		421	237,623
7.40%, 4/01/37		600	351,064
L Brands, Inc.
5.25%, 2/01/28		796	706,071
6.875%, 11/01/35		230	202,686
6.95%, 3/01/33		500	446,115
7.60%, 7/15/37		1,000	915,195
Levi Strauss & Co.
5.00%, 5/01/25		1,150	1,146,238
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21(a)		2,115	1,399,275
8.75%, 10/15/21 (a)(f)		424	283,322
PetSmart, Inc.
7.125%, 3/15/23 (a)		1,140	764,251
Sonic Automotive, Inc.
5.00%, 5/15/23		534	512,341
6.125%, 3/15/27		817	773,370

			10,510,044

Consumer Non-Cyclical - 3.2%
Acadia Healthcare Co., Inc.
6.50%, 3/01/24		684	702,546

	Principal Amount (000)		U.S. $ Value
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (a)	U.S.$	820	$763,351
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.75%, 3/15/25		274	242,490
6.625%, 6/15/24 (b)		1,712	1,618,785
Aveta, Inc.
10.50%, 3/01/21 (a)(c)(e)(h)(i)		13,116	0
Catalent Pharma Solutions, Inc.
4.75%, 12/15/24 (a)	EUR	400	487,463
4.875%, 1/15/26 (a)	U.S.$	416	400,333
Charles River Laboratories International, Inc.
5.50%, 4/01/26 (a)		242	244,075
CHS/Community Health Systems, Inc.
6.875%, 2/01/22		1,635	836,044
8.125%, 6/30/24 (a)		182	150,252
DaVita, Inc.
5.00%, 5/01/25		1,314	1,236,277
Diamond BC BV
5.625%, 8/15/25 (a)(b)	EUR	362	379,656
Eagle Holding Co. II LLC
7.625%, 5/15/22 (a)(f)	U.S.$	179	180,932
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)		1,260	1,036,350
Endo Finance LLC
5.75%, 1/15/22 (a)		1,228	1,098,371
Endo Finance LLC/Endo Finco, Inc.
5.375%, 1/15/23 (a)		200	161,439
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		3,247	3,169,777
Hadrian Merger Sub, Inc.
8.50%, 5/01/26 (a)		784	767,147
HCA, Inc.
4.25%, 10/15/19		1,475	1,487,734
4.50%, 2/15/27		135	127,645
5.00%, 3/15/24		400	400,116
5.25%, 6/15/26		235	233,894
5.875%, 2/15/26		180	181,551
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (a)		506	516,012
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (a)		439	427,342
LifePoint Health, Inc.
5.375%, 5/01/24		1,518	1,460,720
5.875%, 12/01/23 (b)		1,448	1,442,806
Mallinckrodt International Finance SA
4.75%, 4/15/23 (b)		810	683,105
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)		177	142,662
5.625%, 10/15/23 (a)		394	327,750
5.75%, 8/01/22 (a)		1,281	1,152,900

	Principal Amount (000)		U.S. $ Value
MEDNAX, Inc.
5.25%, 12/01/23 (a)	U.S.$	422	$415,106
MPH Acquisition Holdings LLC
7.125%, 6/01/24 (a)		1,563	1,598,593
Post Holdings, Inc.
5.00%, 8/15/26 (a)		442	410,199
5.50%, 3/01/25 (a)		642	628,138
5.625%, 1/15/28 (a)		830	777,620
5.75%, 3/01/27 (a)		90	87,312
Spectrum Brands, Inc.
4.00%, 10/01/26 (a)	EUR	530	604,012
6.125%, 12/15/24	U.S.$	361	364,874
6.625%, 11/15/22		560	578,767
Sunshine Mid BV
6.50%, 5/15/26 (a)	EUR	823	910,813
Synlab Unsecured Bondco PLC
8.25%, 7/01/23 (a)		700	862,411
Tenet Healthcare Corp.
6.00%, 10/01/20	U.S.$	95	97,774
6.75%, 6/15/23 (b)		1,308	1,298,678
8.125%, 4/01/22		752	785,073
Valeant Pharmaceuticals International
6.75%, 8/15/21 (a)		34	34,383
7.25%, 7/15/22 (a)		635	650,367
Valeant Pharmaceuticals International, Inc.
5.50%, 3/01/23 (a)		230	214,242
5.625%, 12/01/21 (a)		26	25,594
5.875%, 5/15/23 (a)		1,146	1,072,942
7.50%, 7/15/21 (a)		1,146	1,164,422
Vizient, Inc.
10.375%, 3/01/24 (a)		774	854,270
Voyage Care BondCo PLC
5.875%, 5/01/23 (a)	GBP	891	1,172,933

			36,668,048

Energy - 7.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.875%, 12/15/24	U.S.$	897	949,899
Antero Resources Corp.
5.125%, 12/01/22		789	790,296
Berry Petroleum Co. LLC
6.375%, 9/15/22 (c)(d)(e)(h)		2,383	0
7.00%, 2/15/26 (a)		580	593,054
Bristow Group, Inc.
8.75%, 3/01/23 (a)		968	942,787
California Resources Corp.
5.50%, 9/15/21		299	262,205
8.00%, 12/15/22 (a)		3,260	2,959,304
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23		642	650,371
7.50%, 9/15/20		54	54,297
8.25%, 7/15/25		301	321,742

	Principal Amount (000)		U.S. $ Value
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24	U.S.$	783	$853,725
Cheniere Energy Partners LP
5.25%, 10/01/25 (a)		1,055	1,030,454
Cheniere Energy, Inc.
4.875%, 5/28/21 (a)(c)(f)(k)		1,064	1,125,175
Chesapeake Energy Corp.
4.875%, 4/15/22 (b)		1,528	1,466,912
5.75%, 3/15/23		610	581,663
6.125%, 2/15/21		335	341,004
8.00%, 1/15/25-6/15/27		636	648,654
Denbury Resources, Inc.
9.25%, 3/31/22 (a)		604	639,191
Diamond Offshore Drilling, Inc.
7.875%, 8/15/25		2,575	2,672,441
Energy Transfer Equity LP
4.25%, 3/15/23		2,203	2,129,393
7.50%, 10/15/20		309	329,455
Ensco PLC
4.50%, 10/01/24		290	239,182
5.20%, 3/15/25		1,066	885,634
7.75%, 2/01/26		435	412,378
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22		1,634	1,286,373
8.00%, 2/15/25 (a)		1,372	1,062,427
9.375%, 5/01/20		159	156,773
9.375%, 5/01/24 (a)		1,076	884,444
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, 6/15/24		412	385,480
6.25%, 5/15/26		1,327	1,248,440
6.50%, 10/01/25		481	465,011
6.75%, 8/01/22		173	175,487
Gulfport Energy Corp.
6.00%, 10/15/24		515	495,814
6.375%, 5/15/25 (b)		1,054	1,025,419
6.375%, 1/15/26		1,718	1,663,184
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (a)		1,587	1,582,707
HighPoint Operating Corp.
7.00%, 10/15/22		534	537,264
8.75%, 6/15/25		637	681,916
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (a)		593	575,285
5.75%, 10/01/25 (a)		1,610	1,613,455
Indigo Natural Resources LLC
6.875%, 2/15/26 (a)		1,095	1,062,458
Laredo Petroleum, Inc.
6.25%, 3/15/23		787	789,298
Murphy Oil USA, Inc.
5.625%, 5/01/27		69	67,489
6.00%, 8/15/23		716	736,469

	Principal Amount (000)		U.S. $ Value
Nabors Industries, Inc.
4.625%, 9/15/21	U.S.$	996	$976,485
5.50%, 1/15/23		1,784	1,722,836
5.75%, 2/01/25 (a)		470	446,062
Noble Holding International Ltd.
5.25%, 3/15/42		191	131,214
6.20%, 8/01/40		276	201,338
7.75%, 1/15/24		2,261	2,142,374
7.95%, 4/01/25		375	347,267
Parkland Fuel Corp.
6.00%, 4/01/26 (a)		1,147	1,134,530
PDC Energy, Inc.
5.75%, 5/15/26 (a)		1,447	1,438,662
6.125%, 9/15/24		490	499,800
Precision Drilling Corp.
7.125%, 1/15/26 (a)		787	809,201
QEP Resources, Inc.
5.25%, 5/01/23		1,809	1,781,624
5.625%, 3/01/26		31	29,708
Range Resources Corp.
4.875%, 5/15/25 (b)		948	891,233
5.00%, 8/15/22		396	392,923
5.00%, 3/15/23 (b)		995	969,938
5.875%, 7/01/22		97	98,698
Rowan Cos., Inc.
5.40%, 12/01/42		536	387,593
7.375%, 6/15/25		1,285	1,249,488
Sanchez Energy Corp.
6.125%, 1/15/23		3,203	2,179,046
7.25%, 2/15/23 (a)		790	781,933
SandRidge Energy, Inc.
7.50%, 2/15/23 (c)(d)(e)(h)		865	0
8.125%, 10/15/22 (c)(d)(e)(h)		2,076	0
Seitel, Inc.
9.50%, 4/15/19		597	591,542
SemGroup Corp.
6.375%, 3/15/25		594	565,305
7.25%, 3/15/26		540	529,168
SemGroup Corp./Rose Rock Finance Corp.
5.625%, 11/15/23		438	412,924
SM Energy Co.
5.00%, 1/15/24		1,341	1,268,086
5.625%, 6/01/25 (b)		1,150	1,104,315
6.50%, 1/01/23		1,000	1,014,170
Southern Star Central Corp.
5.125%, 7/15/22 (a)		1,200	1,205,023
SRC Energy, Inc.
6.25%, 12/01/25 (a)		800	805,998
Sunoco LP/Sunoco Finance Corp.
5.50%, 2/15/26 (a)		1,355	1,283,474
5.875%, 3/15/28 (a)		1,026	969,672
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.125%, 2/01/25		215	213,667
5.875%, 4/15/26 (a)		1,050	1,055,887

	Principal Amount (000)		U.S. $ Value
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (a)	U.S.$	1,034	$1,106,184
Transocean, Inc.
6.80%, 3/15/38		2,543	2,111,923
7.50%, 1/15/26 (a)		791	804,959
9.00%, 7/15/23 (a)		712	767,275
Vantage Drilling International
7.125%, 4/01/23 (c)(d)(e)(h)		1,283	0
7.50%, 11/01/19 (c)(d)(e)(h)		2,176	0
10.00%, 12/31/20 (c)(i)		87	85,260
10.00%, 12/31/20 (c)(d)		105	102,900
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (a)		1,741	1,604,640
Weatherford International LLC
9.875%, 3/01/25 (a)		614	616,444
Weatherford International Ltd.
5.875%, 7/01/21 (k)		154	152,636
6.50%, 8/01/36		752	590,320
6.75%, 9/15/40		849	672,217
7.00%, 3/15/38		409	325,207
7.75%, 6/15/21		297	305,382
9.875%, 2/15/24		806	815,186
Whiting Petroleum Corp.
1.25%, 4/01/20 (k)		542	517,302
5.75%, 3/15/21		211	215,453
6.25%, 4/01/23		483	499,007
6.625%, 1/15/26 (a)		771	794,073
WPX Energy, Inc.
5.75%, 6/01/26		528	527,103
8.25%, 8/01/23		187	212,345

			79,831,409

Other Industrial - 0.6%
Algeco Global Finance PLC
8.00%, 2/15/23 (a)		956	971,216
American Tire Distributors, Inc.
10.25%, 3/01/22 (a)		2,231	455,427
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		2,976	2,904,883
H&E Equipment Services, Inc.
5.625%, 9/01/25		437	429,428
KAR Auction Services, Inc.
5.125%, 6/01/25 (a)		458	437,457
Laureate Education, Inc.
8.25%, 5/01/25 (a)(b)		1,388	1,485,721

			6,684,132

Services - 1.7%
APTIM Corp.
7.75%, 6/15/25 (a)		1,311	1,061,262
APX Group, Inc.
7.875%, 12/01/22		1,746	1,730,536
8.75%, 12/01/20		2,765	2,648,867

	Principal Amount (000)		U.S. $ Value
Aramark Services, Inc.
5.00%, 2/01/28 (a)	U.S.$	686	$654,886
5.125%, 1/15/24		274	274,340
Carlson Travel, Inc.
6.75%, 12/15/23 (a)		1,128	1,108,066
Carriage Services, Inc.
6.625%, 6/01/26 (a)		698	707,316
eDreams ODIGEO SA
8.50%, 8/01/21 (a)	EUR	1,560	1,889,066
Gartner, Inc.
5.125%, 4/01/25 (a)	U.S.$	482	479,439
GEO Group, Inc. (The)
5.125%, 4/01/23		162	158,759
5.875%, 1/15/22-10/15/24		670	676,111
6.00%, 4/15/26		677	656,677
Monitronics International, Inc.
9.125%, 4/01/20 (b)		958	616,532
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (a)		599	589,400
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (a)		2,327	2,478,011
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25 (a)		366	355,051
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)		607	612,570
5.375%, 4/15/23 (a)		720	727,230
Service Corp. International/US
7.50%, 4/01/27		1,077	1,213,285
Team Health Holdings, Inc.
6.375%, 2/01/25 (a)(b)		861	739,265

			19,376,669

Technology - 1.5%
Amkor Technology, Inc.
6.375%, 10/01/22		2,681	2,736,534
Ascend Learning LLC
6.875%, 8/01/25 (a)		302	305,613
Conduent Finance, Inc./Conduent Business Services LLC
10.50%, 12/15/24 (a)		1,610	1,926,238
CURO Financial Technologies Corp.
12.00%, 3/01/22 (a)		819	888,138
Dell International LLC/EMC Corp.
7.125%, 6/15/24 (a)		251	266,122
Dell, Inc.
6.50%, 4/15/38		1,671	1,582,031
Goodman Networks, Inc.
8.00%, 5/11/22 (c)		664	451,992
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125%, 5/01/21 (a)(f)		160	160,506

	Principal Amount (000)		U.S. $ Value
Infor US, Inc.
6.50%, 5/15/22	U.S.$	1,286	$1,290,273
IQVIA, Inc.
3.25%, 3/15/25 (a)	EUR	782	887,639
Micron Technology, Inc.
5.50%, 2/01/25	U.S.$	686	714,262
Nokia Oyj
6.625%, 5/15/39		527	549,487
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (a)		2,005	2,226,799
Veritas US, Inc./Veritas Bermuda Ltd.
7.50%, 2/01/23 (a)		861	807,321
10.50%, 2/01/24 (a)		1,798	1,473,501
Western Digital Corp.
4.75%, 2/15/26		1,087	1,055,983

			17,322,439

Transportation - Airlines - 0.1%
UAL Pass-Through Trust
Series 2007-1A
6.636%, 7/02/22		1,017	1,063,102

Transportation - Services - 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23		524	509,799
Europcar Groupe SA
5.75%, 6/15/22 (a)	EUR	670	801,987
Herc Rentals, Inc.
7.75%, 6/01/24 (a)	U.S.$	1,521	1,630,666
Hertz Corp. (The)
5.50%, 10/15/24 (a)(b)		2,807	2,207,588
Hertz Holdings Netherlands BV
5.50%, 3/30/23	EUR	1,117	1,262,963
Loxam SAS
3.50%, 4/15/22 (a)		186	223,586
4.25%, 4/15/24 (a)		138	167,731
United Rentals North America, Inc.
5.50%, 5/15/27	U.S.$	477	462,821
5.75%, 11/15/24		1,005	1,021,986
XPO CNW, Inc.
6.70%, 5/01/34		684	689,302
XPO Logistics, Inc.
6.125%, 9/01/23 (a)		522	535,735

			9,514,164

			368,714,098

Financial Institutions - 7.3%
Banking - 4.6%
Allied Irish Banks PLC
Series E
7.375%, 12/03/20 (a)(n)	EUR	871	1,111,348
Ally Financial, Inc.
8.00%, 11/01/31	U.S.$	2,251	2,677,538

	Principal Amount (000)		U.S. $ Value
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22 (a)(b)(n)	EUR	1,200	$1,434,761
6.125%, 11/16/27 (b)(n)	U.S.$	800	709,273
6.75%, 2/18/20 (a)(n)	EUR	800	972,347
8.875%, 4/14/21 (a)(n)		1,000	1,308,151
Banco Santander SA
6.25%, 3/12/19-9/11/21 (a)(n)		1,200	1,459,179
6.75%, 4/25/22 (a)(n)		900	1,129,846
Bank of Ireland
7.375%, 6/18/20 (a)(n)		1,455	1,822,356
Barclays Bank PLC
6.86%, 6/15/32 (a)(n)	U.S.$	166	186,031
Barclays PLC
7.25%, 3/15/23 (a)(n)	GBP	219	296,783
8.00%, 12/15/20 (n)	EUR	1,732	2,240,184
CIT Group, Inc.
6.125%, 3/09/28	U.S.$	588	607,459
Citigroup, Inc.
5.95%, 1/30/23 (n)		2,689	2,733,035
Citizens Financial Group, Inc.
Series B
6.00%, 7/06/23 (n)		970	977,837
Credit Agricole SA
7.589%, 1/30/20 (a)(n)	GBP	1,000	1,418,022
8.125%, 12/23/25 (a)(n)	U.S.$	1,909	2,019,433
Credit Suisse Group AG
6.25%, 12/18/24 (a)(n)		1,404	1,374,352
7.50%, 12/11/23 (a)(n)		3,043	3,138,094
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (n)		1,599	1,504,298
ING Groep NV
6.50%, 4/16/25 (n)		520	504,400
Intesa Sanpaolo SpA
3.928%, 9/15/26 (a)	EUR	227	268,693
5.017%, 6/26/24	U.S.$	331	299,954
5.71%, 1/15/26 (a)		1,232	1,125,825
7.75%, 1/11/27 (a)(n)	EUR	1,366	1,722,832
Lloyds Banking Group PLC
6.413%, 10/01/35 (a)(n)	U.S.$	235	247,298
6.657%, 5/21/37 (a)(n)		98	104,746
7.50%, 6/27/24 (n)		313	317,687
7.625%, 6/27/23 (a)(n)	GBP	1,760	2,540,017
Macquarie Bank Ltd./London
6.125%, 3/08/27 (a)(n)	U.S.$	200	180,840
Royal Bank of Scotland Group PLC
2.001% (EURIBOR 3 Month + 2.33%), 9/30/18 (a)(l)(n)	EUR	150	171,691
8.625%, 8/15/21 (n)	U.S.$	3,518	3,739,947
Series U
4.622% (LIBOR 3 Month + 2.32%), 9/30/27 (b)(l)(n)		1,100	1,053,847

	Principal Amount (000)		U.S. $ Value
SNS Bank NV
Series E
11.25%, 12/31/49 (c)(d)(h)(m)(n)	EUR	620	$7,870
Societe Generale SA
7.375%, 9/13/21 (a)(n)	U.S.$	1,485	1,514,700
7.875%, 12/18/23 (a)(n)		778	795,505
8.00%, 9/29/25 (a)(n)		1,124	1,168,960
Standard Chartered PLC
7.50%, 4/02/22 (a)(n)		1,269	1,300,318
7.75%, 4/02/23 (a)(n)		440	451,549
SunTrust Banks, Inc.
Series G
5.05%, 6/15/22 (n)		853	836,884
Series H
5.125%, 12/15/27 (n)		641	609,938
UBS Group Funding Switzerland AG
6.875%, 3/22/21 (a)(n)		200	205,239
7.00%, 2/19/25 (a)(n)		2,492	2,529,245
UniCredit SpA
9.25%, 6/03/22 (a)(n)	EUR	1,554	2,026,524

			52,844,836

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (c)(g)(h)	U.S.$	1,690	54,570
LPL Holdings, Inc.
5.75%, 9/15/25 (a)		1,517	1,475,283

			1,529,853

Finance - 1.1%
Compass Group Diversified Holdings LLC
8.00%, 5/01/26 (a)		1,235	1,206,244
Enova International, Inc.
8.50%, 9/01/24 (a)		770	801,017
9.75%, 6/01/21		960	1,009,129
goeasy Ltd.
7.875%, 11/01/22 (a)		466	496,042
ILFC E-Capital Trust II
4.89% (H15T 30 Year + 1.80%), 12/21/65 (a)(l)		2,000	1,860,918
Lincoln Finance Ltd.
6.875%, 4/15/21 (a)	EUR	1,139	1,375,235
Navient Corp.
5.50%, 1/25/23	U.S.$	1,941	1,906,140
5.875%, 3/25/21		324	329,133
6.50%, 6/15/22		406	415,135
6.625%, 7/26/21		231	238,909
7.25%, 1/25/22-9/25/23		899	941,961
8.00%, 3/25/20		233	245,928
SLM Corp.
5.125%, 4/05/22		605	601,137

	Principal Amount (000)		U.S. $ Value
TMX Finance LLC/TitleMax Finance Corp.
11.125%, 4/01/23 (a)	U.S.$	890	$901,911

			12,328,839

Insurance - 0.7%
Ambac Assurance Corp.
5.10%, 6/07/20 (a)(c)		15	19,615
ASR Nederland NV
4.625%, 10/19/27 (a)(n)	EUR	840	934,834
Galaxy Bidco Ltd.
6.375%, 11/15/20 (a)	GBP	133	175,456
Genworth Holdings, Inc.
4.345% (LIBOR 3 Month + 2.00%), 11/15/36 (l)	U.S.$	240	145,825
7.625%, 9/24/21		1,616	1,656,541
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		2,559	3,031,652
Polaris Intermediate Corp.
8.50%, 12/01/22 (a)(f)		2,108	2,174,320

			8,138,243

Other Finance - 0.6%
Creditcorp
12.00%, 7/15/18 (i)		1,300	1,286,874
Intrum AB
2.75%, 7/15/22 (a)	EUR	977	1,082,809
3.125%, 7/15/24 (a)(b)		489	534,448
LHC3 PLC
4.125%, 8/15/24 (a)(f)		239	278,841
NVA Holdings, Inc./United States
6.875%, 4/01/26 (a)	U.S.$	599	594,900
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, 12/15/22 (a)		199	202,541
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (a)		1,680	1,614,060
Travelport Corporate Finance PLC
6.00%, 3/15/26 (a)		595	599,248

			6,193,721

REITS - 0.2%
Iron Mountain, Inc.
5.25%, 3/15/28 (a)		1,640	1,520,359
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		218	208,084
5.25%, 8/01/26		155	151,729
5.50%, 5/01/24		264	267,066

			2,147,238

			83,182,730

	Principal Amount (000)		U.S. $ Value
Utility - 1.5%
Electric - 1.3%
AES Corp./VA
4.875%, 5/15/23	U.S.$	1,013	$1,012,366
Calpine Corp.
5.375%, 1/15/23		1,807	1,718,455
5.50%, 2/01/24		1,316	1,210,771
5.75%, 1/15/25		168	153,823
ContourGlobal Power Holdings SA
5.125%, 6/15/21 (a)	EUR	1,501	1,783,227
DPL, Inc.
6.75%, 10/01/19	U.S.$	171	176,840
NRG Energy, Inc.
5.75%, 1/15/28 (a)		740	729,984
7.25%, 5/15/26		1,791	1,907,023
NRG Yield Operating LLC
5.375%, 8/15/24		843	843,175
Talen Energy Supply LLC
4.60%, 12/15/21		2,327	2,016,057
6.50%, 6/01/25		794	601,337
10.50%, 1/15/26 (a)		1,489	1,328,170
Texas Competitive/TCEH
11.50%, 10/01/20 (c)(e)(h)(i)(m)		626	0
Vistra Energy Corp.
7.375%, 11/01/22		802	838,049
7.625%, 11/01/24		981	1,049,029

			15,368,306

Natural Gas - 0.2%
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		1,947	1,979,729

			17,348,035

Total Corporates - Non-Investment Grade (cost $479,279,750)			469,244,863

GOVERNMENTS - TREASURIES - 12.8%
Colombia - 0.2%
Colombian TES
Series B
10.00%, 7/24/24	COP	5,438,000	2,203,716

Indonesia - 1.1%
Indonesia Treasury Bond
Series FR53
8.25%, 7/15/21	IDR	15,727,000	1,118,066
Series FR56
8.375%, 9/15/26		58,563,000	4,153,150
Series FR59
7.00%, 5/15/27		70,459,000	4,597,290
Series FR73
8.75%, 5/15/31		37,753,000	2,743,218

			12,611,724

	Principal Amount (000)		U.S. $ Value
Malaysia - 0.9%
Malaysia Government Bond
Series 03-4
5.734%, 7/30/19	MYR	9,297	$2,355,357
Series 511
3.58%, 9/28/18		31,028	7,685,512

			10,040,869

Mexico - 0.4%
Mexican Bonos
Series M
20 7.50%, 6/03/27	MXN	95,733	4,795,323

Russia - 0.7%
Russian Federal Bond - OFZ
Series 6209
7.60%, 7/20/22	RUB	37,074	597,027
Series 6212
7.05%, 1/19/28		185,020	2,850,076
Series 6217
7.50%, 8/18/21		274,943	4,418,483

			7,865,586

United States - 9.4%
U.S. Treasury Bonds
2.75%, 11/15/42 (o)	U.S.$	2,600	2,498,437
4.50%, 2/15/36 (p)		2,400	2,934,000
5.00%, 5/15/37 (o)(p)		3,500	4,568,047
5.25%, 2/15/29 (p)		5,350	6,513,625
6.125%, 11/15/27 (p)		1,900	2,409,438
6.25%, 5/15/30 (p)		7,800	10,437,375
8.125%, 5/15/21 (p)		5,250	6,044,062
U.S. Treasury Notes
0.875%, 4/15/19 (b)(p)		42,074	41,607,239
2.25%, 2/15/27 (b)(p)		31,373	29,941,607

			106,953,830

Uruguay - 0.1%
Uruguay Government International Bond
8.50%, 3/15/28 (a)	UYU	23,821	646,793
9.875%, 6/20/22 (a)		18,660	587,726

			1,234,519

Total Governments - Treasuries (cost $147,544,729)			145,705,567

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.4%
Risk Share Floating Rate - 9.3%
Bellemeade Re Ltd.
Series 2015-1A, Class M2
6.268% (LIBOR 1 Month + 4.30%), 7/25/25 (i)(l)	U.S.$	510	516,680
Bellemeade Re II Ltd.
Series 2016-1A, Class B1
13.968% (LIBOR 1 Month + 12.00%), 4/25/26 (i)(l)		283	295,520
Series 2016-1A, Class M2B
8.468% (LIBOR 1 Month + 6.50%), 4/25/26 (i)(l)		1,137	1,151,553

	Principal Amount (000)		U.S. $ Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
9.11% (LIBOR 1 Month + 7.15%), 7/25/23 (l)	U.S.$	2,350	$2,838,128
Series 2013-DN2, Class M2
6.21% (LIBOR 1 Month + 4.25%), 11/25/23 (l)		1,848	2,054,386
Series 2014-DN1, Class M3
6.46% (LIBOR 1 Month + 4.50%), 2/25/24 (l)		1,939	2,235,548
Series 2014-DN2, Class M3
5.56% (LIBOR 1 Month + 3.60%), 4/25/24 (l)		514	569,621
Series 2014-DN3, Class M3
5.96% (LIBOR 1 Month + 4.00%), 8/25/24 (l)		690	753,442
Series 2014-DN4, Class M3
6.51% (LIBOR 1 Month + 4.55%), 10/25/24 (l)		403	446,567
Series 2014-HQ1, Class M3
6.06% (LIBOR 1 Month + 4.10%), 8/25/24 (l)		1,686	1,858,694
Series 2014-HQ2, Class M3
5.71% (LIBOR 1 Month + 3.75%), 9/25/24 (l)		3,710	4,234,189
Series 2014-HQ3, Class M3
6.71% (LIBOR 1 Month + 4.75%), 10/25/24 (l)		4,636	5,153,326
Series 2015-DN1, Class B
13.46% (LIBOR 1 Month + 11.50%), 1/25/25 (l)		2,222	3,210,967
Series 2015-DN1, Class M3
6.11% (LIBOR 1 Month + 4.15%), 1/25/25 (l)		1,488	1,597,124
Series 2015-DNA1, Class B
11.16% (LIBOR 1 Month + 9.20%), 10/25/27 (l)		598	793,105
Series 2015-DNA1, Class M3
5.26% (LIBOR 1 Month + 3.30%), 10/25/27 (l)		480	536,144
Series 2015-DNA2, Class B
9.51% (LIBOR 1 Month + 7.55%), 12/25/27 (l)		1,460	1,769,680
Series 2015-DNA3, Class B
11.31% (LIBOR 1 Month + 9.35%), 4/25/28 (l)		1,029	1,342,851
Series 2015-HQ1, Class B
12.71% (LIBOR 1 Month + 10.75%), 3/25/25 (l)		3,890	5,288,174

	Principal Amount (000)		U.S. $ Value
Series 2015-HQ1, Class M3
5.76% (LIBOR 1 Month + 3.80%), 3/25/25 (l)	U.S.$	530	$567,827
Series 2015-HQA1, Class B
10.76% (LIBOR 1 Month + 8.80%), 3/25/28 (l)		1,011	1,224,671
Series 2015-HQA1, Class M3
6.66% (LIBOR 1 Month + 4.70%), 3/25/28 (l)		1,455	1,668,925
Series 2016-DNA2, Class B
12.46% (LIBOR 1 Month + 10.50%), 10/25/28 (l)		862	1,161,662
Series 2016-DNA2, Class M3
6.61% (LIBOR 1 Month + 4.65%), 10/25/28 (l)		811	936,032
Series 2016-DNA3, Class B
13.21% (LIBOR 1 Month + 11.25%), 12/25/28 (l)		2,779	3,883,558
Series 2016-DNA3, Class M3
6.96% (LIBOR 1 Month + 5.00%), 12/25/28 (l)		1,113	1,304,868
Series 2016-DNA4, Class B
10.56% (LIBOR 1 Month + 8.60%), 3/25/29 (l)		396	479,412
Series 2016-HQA2, Class B
13.46% (LIBOR 1 Month + 11.50%), 11/25/28 (l)		423	574,155
Series 2017-DNA2, Class B1
7.11% (LIBOR 1 Month + 5.15%), 10/25/29 (l)		415	474,335
Series 2017-DNA2, Class M2
5.41% (LIBOR 1 Month + 3.45%), 10/25/29 (l)		599	652,936
Series 2017-DNA3, Class B1
6.41% (LIBOR 1 Month + 4.45%), 3/25/30 (l)		615	663,868
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
7.21% (LIBOR 1 Month + 5.25%), 10/25/23 (l)		1,451	1,672,505
Series 2014-C01, Class M2
6.36% (LIBOR 1 Month + 4.40%), 1/25/24 (l)		3,991	4,545,089
Series 2014-C03, Class 1M2
4.96% (LIBOR 1 Month + 3.00%), 7/25/24 (l)		1,066	1,142,391
Series 2014-C04, Class 1M2
6.86% (LIBOR 1 Month + 4.90%), 11/25/24 (l)		2,783	3,183,477
Series 2015-C01, Class 1M2
6.26% (LIBOR 1 Month + 4.30%), 2/25/25 (l)		2,734	3,014,294

	Principal Amount (000)		U.S. $ Value
Series 2015-C01, Class 2M2
6.51% (LIBOR 1 Month + 4.55%), 2/25/25 (l)	U.S.$	1,278	$1,383,341
Series 2015-C02, Class 1M2
5.96% (LIBOR 1 Month + 4.00%), 5/25/25 (l)		808	884,397
Series 2015-C02, Class 2M2
5.96% (LIBOR 1 Month + 4.00%), 5/25/25 (l)		2,285	2,467,852
Series 2015-C03, Class 1M2
6.96% (LIBOR 1 Month + 5.00%), 7/25/25 (l)		2,498	2,835,966
Series 2015-C03, Class 2M2
6.96% (LIBOR 1 Month + 5.00%), 7/25/25 (l)		2,153	2,386,454
Series 2015-C04, Class 1M2
7.66% (LIBOR 1 Month + 5.70%), 4/25/28 (l)		2,885	3,358,253
Series 2015-C04, Class 2M2
7.51% (LIBOR 1 Month + 5.55%), 4/25/28 (l)		1,076	1,216,804
Series 2016-C01, Class 1B
13.71% (LIBOR 1 Month + 11.75%), 8/25/28 (l)		684	984,113
Series 2016-C01, Class 1M2
8.71% (LIBOR 1 Month + 6.75%), 8/25/28 (l)		2,077	2,516,179
Series 2016-C01, Class 2M2
8.91% (LIBOR 1 Month + 6.95%), 8/25/28 (l)		761	909,974
Series 2016-C02, Class 1B
14.21% (LIBOR 1 Month + 12.25%), 9/25/28 (l)		449	666,999
Series 2016-C02, Class 1M2
7.96% (LIBOR 1 Month + 6.00%), 9/25/28 (l)		2,375	2,809,174
Series 2016-C03, Class 1B
13.71% (LIBOR 1 Month + 11.75%), 10/25/28 (l)		374	533,910
Series 2016-C03, Class 2B
14.71% (LIBOR 1 Month + 12.75%), 10/25/28 (l)		632	917,069
Series 2016-C03, Class 2M2
7.86% (LIBOR 1 Month + 5.90%), 10/25/28 (l)		3,707	4,328,967
Series 2016-C04, Class 1B
12.21% (LIBOR 1 Month + 10.25%), 1/25/29 (l)		1,493	1,978,545
Series 2016-C05, Class 2B
12.841% (LIBOR 1 Month + 10.75%), 1/25/29 (l)		1,822	2,403,584
Series 2016-C05, Class 2M2
6.41% (LIBOR 1 Month + 4.45%), 1/25/29 (l)		1,486	1,655,150

	Principal Amount (000)		U.S. $ Value
Series 2016-C06, Class 1B
11.21% (LIBOR 1 Month + 9.25%), 4/25/29 (l)	U.S.$	1,288	$1,610,969
Series 2016-C07, Class 2B
11.46% (LIBOR 1 Month + 9.50%), 5/25/29 (l)		1,561	1,916,700
Series 2016-C07, Class 2M2
6.31% (LIBOR 1 Month + 4.35%), 5/25/29 (l)		918	1,021,218
Series 2017-C01, Class 1B1
7.71% (LIBOR 1 Month + 5.75%), 7/25/29 (l)		148	176,583
Series 2017-C02, Class 2M2
5.61% (LIBOR 1 Month + 3.65%), 9/25/29 (l)		1,152	1,255,914
JP Morgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
7.46% (LIBOR 1 Month + 5.50%), 10/25/25 (a)(l)		1,431	1,594,181
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M2
7.46% (LIBOR 1 Month + 5.50%), 11/25/25 (i)(l)		614	716,722

			106,324,722

Non-Agency Fixed Rate - 1.1%
Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 6/25/36		874	742,837
Series 2006-42, Class 1A6
6.00%, 1/25/47		717	599,065
Series 2006-HY12, Class A5
3.446%, 8/25/36		1,461	1,495,963
Series 2006-J1, Class 1A10
5.50%, 2/25/36		1,258	1,141,829
Series 2006-J5, Class 1A1
6.50%, 9/25/36		931	753,585
Series 2007-13, Class A2
6.00%, 6/25/47		1,180	1,004,576
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
3.944%, 5/25/47		234	210,172
Series 2007-4, Class 22A1
3.64%, 6/25/47		852	780,608
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (a)		809	649,467
ChaseFlex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		574	380,417
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
3.81%, 3/25/37		176	171,125
Series 2010-3, Class 2A2
6.00%, 8/25/37 (a)		379	308,294

	Principal Amount (000)		U.S. $ Value
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37	U.S.$	1,000	$963,979
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HY4, Class 1A1
3.473%, 9/25/47		273	255,255
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (a)		117	93,587
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		361	294,902
Residential Accredit Loans, Inc. Trust
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		513	490,148
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36		205	174,073
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-9, Class A4
4.769%, 10/25/36		1,585	775,115
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
3.72%, 12/28/37		1,239	1,203,981

			12,488,978

Non-Agency Floating Rate - 1.0%
Alternative Loan Trust
Series 2007-7T2, Class A3
2.56% (LIBOR 1 Month + 0.60%), 4/25/37 (l)		2,739	1,255,587
Citigroup Mortgage Loan Trust
Series 2005-8, Class 2A2
2.84% (4.80% - LIBOR 1 Month), 9/25/35 (l)(q)		458	17,822
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-13, Class A7
2.56% (LIBOR 1 Month + 0.60%), 8/25/37 (l)		613	444,388
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A6
3.59% (5.55% - LIBOR 1 Month), 4/25/37 (l)(q)		120	15,138
Series 2007-FA2, Class 1A10
2.21% (LIBOR 1 Month + 0.25%), 4/25/37 (l)		356	193,856
Lehman XS Trust
Series 2007-10H, Class 2AIO
5.093% (7.00% - LIBOR 1 Month), 7/25/37 (l)(q)		369	52,349

	Principal Amount (000)		U.S. $ Value
Residential Accredit Loans, Inc. Trust
Series 2006-QS18, Class 2A2
4.59% (6.55% - LIBOR 1 Month), 12/25/36 (l)(q)	U.S.$	4,330	$714,375
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
3.058% (12MTA + 1.50%), 8/25/47 (l)		1,513	1,417,574
Wachovia Mortgage Loan Trust
Series 2006-ALT1, Class A2
2.14% (LIBOR 1 Month + 0.18%), 1/25/37 (l)		10,181	7,038,978

			11,150,067

Total Collateralized Mortgage Obligations (cost $115,074,804)			129,963,767

EMERGING MARKETS - SOVEREIGNS - 6.6%
Angola - 0.2%
Angolan Government International Bond
9.50%, 11/12/25 (a)		1,782	1,940,153
Republic of Angola Via Northern Lights III BV
7.00%, 8/17/19 (a)		427	429,323

			2,369,476

Argentina - 1.0%
Argentine Republic Government International Bond
6.875%, 4/22/21-1/26/27		8,638	7,819,910
7.50%, 4/22/26		150	138,525
7.82%, 12/31/33	EUR	2,586	3,008,344

			10,966,779

Bahrain - 0.1%
Bahrain Government International Bond
6.75%, 9/20/29 (a)	U.S.$	528	462,000
7.00%, 10/12/28 (a)		1,253	1,121,435

			1,583,435

Belarus - 0.0%
Republic of Belarus International Bond
6.875%, 2/28/23 (a)		245	252,963

Cameroon - 0.1%
Republic of Cameroon International Bond
9.50%, 11/19/25 (a)		1,222	1,281,572

Costa Rica - 0.1%
Costa Rica Government International Bond
4.37%, 5/22/19 (a)		858	855,597

	Principal Amount (000)		U.S. $ Value
Dominican Republic - 0.8%
Dominican Republic International Bond
5.95%, 1/25/27 (a)	U.S.$	1,553	$1,552,262
7.45%, 4/30/44 (a)		1,283	1,353,565
8.625%, 4/20/27 (a)		5,719	6,428,414

			9,334,241

Ecuador - 0.1%
Ecuador Government International Bond
7.95%, 6/20/24 (a)		667	590,295
10.50%, 3/24/20 (a)		1,069	1,091,858

			1,682,153

Egypt - 0.3%
Egypt Government International Bond
6.125%, 1/31/22 (a)		3,009	2,952,581

El Salvador - 0.1%
El Salvador Government International Bond
5.875%, 1/30/25 (a)		592	552,780
7.625%, 9/21/34 (a)		762	764,252
7.75%, 1/24/23 (a)		339	355,950

			1,672,982

Gabon - 0.2%
Gabon Government International Bond
6.375%, 12/12/24 (a)		2,052	1,852,304
6.95%, 6/16/25 (a)		1,050	945,000

			2,797,304

Ghana - 0.2%
Ghana Government International Bond
7.625%, 5/16/29 (a)		1,840	1,794,000

Honduras - 0.1%
Honduras Government International Bond
6.25%, 1/19/27 (a)		1,018	1,020,611

Iraq - 0.1%
Iraq International Bond
5.80%, 1/15/28 (a)		264	235,620
6.752%, 3/09/23 (a)		402	383,408

			619,028

Ivory Coast - 0.5%
Ivory Coast Government International Bond
5.125%, 6/15/25 (a)	EUR	168	196,946
5.75%, 12/31/32 (a)	U.S.$	1,778	1,642,007
6.125%, 6/15/33 (a)		1,322	1,161,774
6.375%, 3/03/28 (a)		2,678	2,520,667
6.625%, 3/22/48 (a)	EUR	331	363,349

			5,884,743

	Principal Amount (000)		U.S. $ Value
Jamaica - 0.2%
Jamaica Government International Bond
7.625%, 7/09/25	U.S.$	506	$572,412
7.875%, 7/28/45		1,240	1,387,250

			1,959,662

Jordan - 0.1%
Jordan Government International Bond
5.75%, 1/31/27 (a)		634	588,035

Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (a)		702	703,755
7.25%, 2/28/28 (a)		649	621,417

			1,325,172

Lebanon - 0.1%
Lebanon Government International Bond
Series E
5.15%, 11/12/18 (a)		780	776,100

Mongolia - 0.2%
Mongolia Government International Bond
5.125%, 12/05/22 (a)		2,426	2,268,310

Nigeria - 0.1%
Nigeria Government International Bond
6.375%, 7/12/23 (a)		740	731,675
6.50%, 11/28/27 (a)		388	359,870
7.875%, 2/16/32 (a)		489	478,609

			1,570,154

Senegal - 0.1%
Senegal Government International Bond
6.25%, 5/23/33 (a)(b)		593	526,287
8.75%, 5/13/21 (a)		310	333,638

			859,925

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.00%, 1/14/19 (a)		799	800,997
6.125%, 6/03/25 (a)		350	327,250
6.20%, 5/11/27 (a)		685	625,063

			1,753,310

Turkey - 0.8%
Turkey Government International Bond
4.875%, 10/09/26-4/16/43		4,986	4,019,320
5.625%, 3/30/21		2,600	2,587,000
6.00%, 3/25/27		2,182	2,045,625

			8,651,945

	Principal Amount (000)		U.S. $ Value
Ukraine - 0.5%
Ukraine Government International Bond
7.75%, 9/01/22-9/01/24 (a)	U.S.$	5,627	$5,400,296

Venezuela - 0.2%
Venezuela Government International Bond
9.25%, 9/15/27 (h)(m)		7,978	2,253,785
9.25%, 5/07/28 (a)(h)(m)		300	81,000

			2,334,785

Zambia - 0.2%
Zambia Government International Bond
8.50%, 4/14/24 (a)		1,846	1,633,710
8.97%, 7/30/27 (a)		864	762,480

			2,396,190

Total Emerging Markets - Sovereigns (cost $80,698,379)			74,951,349

CORPORATES - INVESTMENT GRADE - 6.4%
Financial Institutions - 3.8%
Banking - 1.7%
ABN AMRO Bank NV
Series E
6.25%, 4/27/22 (a)		292	313,713
Bank of America Corp.
Series DD
6.30%, 3/10/26 (n)		3,043	3,217,772
Series FF
5.875%, 3/15/28 (n)		14	13,705
Series Z
6.50%, 10/23/24 (n)		57	60,500
BNP Paribas SA
6.75%, 3/14/22 (a)(n)		418	415,461
7.625%, 3/30/21 (a)(n)		406	423,926
BPCE SA
5.70%, 10/22/23 (a)		208	217,797
Citigroup, Inc.
4.40%, 6/10/25		105	104,604
Danske Bank A/S
6.125%, 3/28/24 (a)(n)		265	250,457
Series E
5.875%, 4/06/22 (a)(n)	EUR	1,096	1,393,640
DNB Bank ASA
6.50%, 3/26/22 (a)(n)	U.S.$	1,555	1,588,632
HSBC Holdings PLC
6.00%, 9/29/23 (a)(n)	EUR	2,312	3,027,323
Series E
4.75%, 7/04/29 (a)(n)		436	502,796
ICICI Bank Ltd./Dubai
4.80%, 5/22/19 (a)	U.S.$	1,337	1,353,458
Intesa Sanpaolo SpA
2.75%, 3/20/20 (a)	EUR	482	581,219
4.00%, 5/20/19 (a)	U.S.$	470	565,371

	Principal Amount (000)		U.S. $ Value
JPMorgan Chase & Co.
Series V
5.00%, 7/01/19 (n)	U.S.$	210	$210,549
Nationwide Building Society
4.302%, 3/08/29 (a)		1,500	1,445,421
Regions Bank/Birmingham AL
6.45%, 6/26/37		1,500	1,780,189
Santander Holdings USA, Inc.
4.40%, 7/13/27		1,090	1,042,976
Zions Bancorporation
5.65%, 11/15/23		508	506,329

			19,015,838

Brokerage - 0.1%
GFI Group, Inc.
8.375%, 7/19/18		991	990,513

Insurance - 1.8%
Aegon NV
5.50%, 4/11/48		757	724,469
Allstate Corp. (The)
6.50%, 5/15/57		1,657	1,864,408
American International Group, Inc.
6.82%, 11/15/37		1,425	1,730,852
Series A-9
5.75%, 4/01/48		616	604,313
Aon Corp.
8.205%, 1/01/27		690	849,317
Assicurazioni Generali SpA
Series E
5.50%, 10/27/47 (a)	EUR	1,500	1,855,539
Aviva PLC
3.875%, 7/03/44 (a)		1,590	1,969,244
CNP Assurances
4.50%, 6/10/47 (a)		1,500	1,876,822
Groupama SA
6.00%, 1/23/27		1,400	1,942,632
MetLife, Inc.
10.75%, 8/01/39	U.S.$	2,350	3,636,625
Prudential Financial, Inc.
5.625%, 6/15/43		832	863,882
5.875%, 9/15/42		593	628,720
SCOR SE
3.00%, 6/08/46 (a)	EUR	200	236,855
Transatlantic Holdings, Inc.
8.00%, 11/30/39	U.S.$	1,261	1,717,042

			20,500,720

REITS - 0.2%
EPR Properties
5.75%, 8/15/22		915	959,565
Senior Housing Properties Trust
6.75%, 12/15/21		1,350	1,446,539

	Principal Amount (000)		U.S. $ Value
Spirit Realty LP
4.45%, 9/15/26	U.S.$	193	$185,828

			2,591,932

			43,099,003

Industrial - 2.6%
Basic - 0.7%
Anglo American Capital PLC
3.625%, 9/11/24 (a)		200	189,455
4.75%, 4/10/27 (a)		637	627,751
ArcelorMittal
7.00%, 3/01/41		546	616,660
7.25%, 10/15/39		978	1,121,135
Braskem Finance Ltd.
6.45%, 2/03/24		1,972	2,073,065
Fresnillo PLC
5.50%, 11/13/23 (a)		306	315,754
Georgia-Pacific LLC
8.875%, 5/15/31		1	1,461
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (a)		272	283,804
Glencore Funding LLC
4.625%, 4/29/24 (a)		341	343,158
Minsur SA
6.25%, 2/07/24 (a)		891	931,858
WestRock MWV LLC
7.95%, 2/15/31		1,000	1,304,610

			7,808,711

Capital Goods - 0.3%
General Electric Co.
Series D
5.00%, 1/21/21 (n)		1,681	1,659,734
Lafarge SA
7.125%, 7/15/36		800	1,000,228
Masco Corp.
5.95%, 3/15/22		308	329,667

			2,989,629

Communications - Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		1,195	1,206,693
Cox Communications, Inc.
4.50%, 6/30/43 (a)		135	114,893
4.70%, 12/15/42 (a)		259	226,932

			1,548,518

Communications - Telecommunications - 0.2%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (a)		1,340	1,330,671
5.152%, 3/20/28 (a)		1,340	1,310,001

			2,640,672

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.1%
General Motors Co.
5.20%, 4/01/45	U.S.$	337	$310,892
5.40%, 4/01/48 (b)		431	409,814
6.25%, 10/02/43		116	120,278
6.75%, 4/01/46		456	502,388

			1,343,372

Consumer Cyclical - Other - 0.1%
Owens Corning
7.00%, 12/01/36		777	900,573

Consumer Non - Cyclical - 0.2%
CVS Health Corp.
4.78%, 3/25/38		2,140	2,113,096

Energy - 0.4%
Cenovus Energy, Inc.
4.45%, 9/15/42		822	707,328
6.75%, 11/15/39		67	73,722
Ecopetrol SA
5.875%, 5/28/45		1,271	1,207,450
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		546	550,825
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		328	398,256
7.80%, 8/01/31		1,066	1,293,722
Williams Partners LP
5.10%, 9/15/45		876	865,150

			5,096,453

Services - 0.1%
Verisk Analytics, Inc.
5.50%, 6/15/45		636	653,084

Technology - 0.4%
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (a)		1,318	1,384,982
8.35%, 7/15/46 (a)		524	632,253
Seagate HDD Cayman
4.75%, 1/01/25		1,948	1,868,718
4.875%, 6/01/27		1,082	1,005,644

			4,891,597

Transportation - Airlines - 0.0%
America West Airlines Pass Through Trust
Series 1999-1G, Class G
7.93%, 1/02/19		198	203,829

	Principal Amount (000)		U.S. $ Value
Northwest Airlines Pass Through Trust
Series 2000-1, Class G
7.15%, 10/01/19 (d)	U.S.$	178	$182,103

			385,932

			30,371,637

Total Corporates - Investment Grade (cost $67,967,070)			73,470,640

EMERGING MARKETS - TREASURIES - 4.5%
Argentina - 0.8%
Argentina POM Politica Monetaria
Series POM
32.223% (ARPP7DRR), 6/21/20 (l)	ARS	13,054	460,874
Argentine Bonos del Tesoro
15.50%, 10/17/26		34,006	1,043,623
16.00%, 10/17/23		85,595	2,623,787
18.20%, 10/03/21		110,859	3,276,862
21.20%, 9/19/18		51,130	1,694,006

			9,099,152

Brazil - 1.9%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/27	BRL	91,946	21,684,089

Dominican Republic - 0.3%
Dominican Republic International Bond
16.00%, 7/10/20 (i)	DOP	137,500	3,155,431

South Africa - 0.2%
Republic of South Africa Government Bond
Series R186
10.50%, 12/21/26	ZAR	24,137	1,930,710
Series R204
8.00%, 12/21/18		10,750	787,918

			2,718,628

Sri Lanka - 0.5%
Sri Lanka Government Bonds
10.25%, 3/15/25	LKR	113,000	703,332
Series A
11.50%, 12/15/21-5/15/23		603,000	3,961,675
11.75%, 6/15/27		105,000	700,497

			5,365,504

Turkey - 0.8%
Turkey Government Bond
10.60%, 2/11/26	TRY	4,718	770,229
11.00%, 2/24/27		11,736	1,926,207
11.10%, 5/15/19		31,033	6,369,214

			9,065,650

Total Emerging Markets - Treasuries (cost $71,904,604)			51,088,454

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 4.4%
Industrial - 3.9%
Basic - 0.9%
Consolidated Energy Finance SA
6.875%, 6/15/25 (a)	U.S.$	949	$967,037
Elementia SAB de CV
5.50%, 1/15/25 (a)		469	443,346
First Quantum Minerals Ltd.
6.875%, 3/01/26 (a)		1,077	1,032,567
7.00%, 2/15/21 (a)		199	201,196
7.25%, 5/15/22-4/01/23 (a)		2,444	2,454,631
7.50%, 4/01/25 (a)		553	545,974
Lundin Mining Corp.
7.875%, 11/01/22 (a)		837	878,814
Stillwater Mining Co.
6.125%, 6/27/22 (a)		1,380	1,229,022
7.125%, 6/27/25 (a)		964	851,818
Vedanta Resources PLC
6.375%, 7/30/22 (a)		2,182	2,062,383

			10,666,788

Capital Goods - 0.2%
CIMPOR Financial Operations BV
5.75%, 7/17/24 (a)		1,491	1,186,687
Odebrecht Finance Ltd.
4.375%, 4/25/25 (a)		349	120,405
5.25%, 6/27/29 (a)		1,070	365,559
7.125%, 6/26/42 (a)		2,665	943,710

			2,616,361

Communications - Telecommunications - 0.4%
Comunicaciones Celulares SA Via Comcel Trust
6.875%, 2/06/24 (a)		986	1,013,115
Digicel Group Ltd.
7.125%, 4/01/22 (a)		448	291,760
8.25%, 9/30/20 (a)		587	443,185
Digicel Ltd.
6.00%, 4/15/21 (a)		1,356	1,227,180
6.75%, 3/01/23 (a)		1,095	908,850
Millicom International Cellular SA
5.125%, 1/15/28 (a)		479	438,711
MTN Mauritius Investment Ltd.
6.50%, 10/13/26 (a)		780	780,000

			5,102,801

Consumer Cyclical - Other - 0.2%
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21 (a)		491	494,422

	Principal Amount (000)		U.S. $ Value
Studio City Co., Ltd.
5.875%, 11/30/19 (a)	U.S.$	737	$744,370
Wynn Macau Ltd.
4.875%, 10/01/24 (a)		286	273,778
5.50%, 10/01/27 (a)		547	523,241

			2,035,811

Consumer Cyclical - Retailers - 0.1%
K2016470219 South Africa Ltd.
3.00%, 12/31/22 (c)(f)(i)		962	19,628
K2016470260 South Africa Ltd.
25.00%, 12/31/22 (c)(f)(i)		267	80,129
Prime Bloom Holdings Ltd.
7.50%, 12/19/19 (a)		560	504,000

			603,757

Consumer Non-Cyclical - 0.9%
BRF GmbH
4.35%, 9/29/26 (a)		539	447,980
Central American Bottling Corp.
5.75%, 1/31/27 (a)		928	919,880
Cosan Ltd.
5.95%, 9/20/24 (a)		430	401,128
MARB BondCo PLC
6.875%, 1/19/25 (a)		1,430	1,362,899
Marfrig Holdings Europe BV
8.00%, 6/08/23 (a)		1,220	1,235,250
Minerva Luxembourg SA
5.875%, 1/19/28 (a)		200	174,430
6.50%, 9/20/26 (a)		1,098	1,003,627
Natura Cosmeticos SA
5.375%, 2/01/23 (a)		817	781,416
Rede D’or Finance SARL
4.95%, 1/17/28 (a)		576	512,640
Teva Pharmaceutical Finance Netherlands II BV
1.25%, 3/31/23 (a)	EUR	247	260,678
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23	U.S.$	375	323,312
3.15%, 10/01/26		1,123	897,052
6.00%, 4/15/24 (a)(b)		315	314,277
6.75%, 3/01/28 (b)		315	321,394
Tonon Luxembourg SA
7.25%, 1/24/20 (c)(f)(h)(i)(m)		1,626	79,140
USJ Acucar e Alcool SA
9.875%, 11/09/21 (a)(f)		604	488,122
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (c)(g)(h)(i)		4,090	215,542
10.875%, 1/13/20 (h)(i)(m)		480	132,000
11.75%, 2/09/22 (h)(i)(m)		1,620	81,081

			9,951,848

	Principal Amount (000)		U.S. $ Value
Energy - 0.9%
Azure Power Energy Ltd.
5.50%, 11/03/22 (a)	U.S.$	788	$720,035
CHC Group LLC/CHC Finance Ltd.
Series AI
Zero Coupon, 10/01/20 (j)		2,948	2,948,211
Medco Platinum Road Pte Ltd.
6.75%, 1/30/25 (a)		860	760,025
Petrobras Global Finance BV
6.125%, 1/17/22		33	33,611
6.25%, 3/17/24		4,558	4,513,559
6.85%, 6/05/15 (r)		307	254,503
YPF SA
6.95%, 7/21/27 (a)		902	772,338
16.50%, 5/09/22 (a)	ARS	17,395	439,950

			10,442,232

Technology - 0.1%
IHS Netherlands Holdco BV
9.50%, 10/27/21 (a)	U.S.$	600	577,500

Transportation - Airlines - 0.0%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		363	370,529

Transportation - Services - 0.2%
Rumo Luxembourg SARL
7.375%, 2/09/24 (a)		1,678	1,690,585

			44,058,212

Financial Institutions - 0.4%
Banking - 0.4%
Akbank Turk AS
7.20%, 3/16/27 (a)		398	359,195
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (a)(n)		1,536	1,470,259
Itau Unibanco Holding SA/Cayman Island
6.125%, 12/12/22 (a)(n)		557	520,795
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/21 (a)		807	746,475
5.75%, 1/30/23 (a)		1,146	1,015,929

			4,112,653

Finance - 0.0%
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 1/15/25 (a)		575	526,125

Insurance - 0.0%
Ambac LSNI LLC
6.811% (LIBOR 3 Month + 5.00%), 2/12/23 (a)(l)		70	71,162

			4,709,940

	Principal Amount (000)		U.S. $ Value
Utility - 0.1%
Electric - 0.1%
Genneia SA
8.75%, 1/20/22 (a)	U.S.$	753	$729,469
Pampa Energia SA
7.50%, 1/24/27 (a)		503	452,700
Terraform Global Operating LLC
6.125%, 3/01/26 (a)		292	289,442

			1,471,611

Total Emerging Markets - Corporate Bonds (cost $59,127,550)			50,239,763

BANK LOANS - 3.4%
Industrial - 3.3%
Basic - 0.1%
Foresight Energy LLC
8.109% (LIBOR 3 Month + 5.75%), 3/28/22 (s)		498	494,272
Unifrax I LLC
5.834% (LIBOR 3 Month + 3.50%), 4/04/24 (s)		457	457,737

			952,009

Capital Goods - 0.4%
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC)
5.344% (LIBOR 1 Month + 3.25%), 8/18/24 (s)		721	718,908
Apex Tool Group, LLC
5.844% (LIBOR 1 Month + 3.75%), 2/01/22 (s)		2,364	2,361,378
Gardner Denver, Inc.
4.844% (LIBOR 1 Month + 2.75%), 7/30/24 (s)		899	899,001
HD Supply Waterworks, LTD.
5.21% (LIBOR 6 Month + 3.00%), 8/01/24 (c)(s)		107	106,566
5.30% (LIBOR 3 Month + 3.00%), 8/01/24 (s)		94	93,540
Transdigm Inc.
4.594% (LIBOR 1 Month + 2.50%), 6/09/23 (s)		358	355,657
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.)
4.844% (LIBOR 1 Month + 2.75%), 3/03/23 (c)(s)		115	115,008

			4,650,058

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.1%
Intelsat Jackson Holdings S.A.
6.60% (LIBOR 1 Month + 4.50%), 1/02/24 (s)	U.S.$	69	$71,263
6.63%, 1/02/24		115	118,845
West Corporation
6.094% (LIBOR 1 Month + 4.00%), 10/10/24 (s)		1,127	1,122,014

			1,312,122

Consumer Cyclical - Automotive - 0.0%
Navistar, Inc.
5.53% (LIBOR 1 Month + 3.50%), 11/06/24 (c)(s)		354	353,676

Consumer Cyclical - Entertainment - 0.1%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
5.094% (LIBOR 1 Month + 3.00%), 4/01/24 (s)		976	968,155

Consumer Cyclical - Other - 0.2%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC)
4.844% (LIBOR 1 Month + 2.75%), 12/23/24 (s)		1,423	1,417,376
Scientific Games International, Inc.
4.84% (LIBOR 1 Month + 2.75%), 8/14/24 (s)		169	168,212
4.92% (LIBOR 2 Month + 2.75%), 8/14/24 (s)		713	707,360

			2,292,948

Consumer Cyclical - Restaurants - 0.0%
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings)
5.26% (LIBOR 1 Month + 3.25%), 2/05/25 (s)		139	139,322
5.28% (LIBOR 1 Month + 3.25%), 2/05/25 (s)		112	111,962

			251,284

Consumer Cyclical - Retailers - 0.2%
J.C. Penney Corporation, Inc.
6.569% (LIBOR 3 Month + 4.25%), 6/23/23 (s)		1,079	1,027,867
Neiman Marcus Group LTD LLC
5.263% (LIBOR 1 Month + 3.25%), 10/25/20 (s)		240	212,651
Serta Simmons Bedding, LLC
10.331% (LIBOR 3 Month + 8.00%), 11/08/24 (s)		2,195	1,467,812

			2,708,330

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 1.1%
Acadia Healthcare Company, Inc.
4.59% (LIBOR 1 Month + 2.50%), 2/11/22 - 2/16/23 (s)	U.S.$	550	$550,320
Air Medical Group Holdings, Inc.
5.28% (LIBOR 1 Month + 3.25%), 4/28/22 (s)		1,219	1,182,799
6.34% (LIBOR 1 Month + 4.25%), 3/14/25 (s)		931	916,452
Alphabet Holding Company, Inc. (fka Nature’s Bounty)
9.844% (LIBOR 1 Month + 7.75%), 9/26/25 (s)		2,066	1,674,688
Arbor Pharmaceuticals, LLC
7.485% (LIBOR 6 Month + 5.00%), 7/05/23 (s)		1,205	1,207,887
Avantor, Inc.
6.094% (LIBOR 1 Month + 4.00%), 11/21/24 (s)		867	871,053
BI-LO, LLC
5/31/24 (t)		3,900	3,751,332
Mallinckrodt International Finance S.A.
5.203% (LIBOR 6 Month + 2.75%), 9/24/24 (s)		1,004	982,771
Owens & Minor, Inc.
6.48% (LIBOR 1 Month + 4.50%), 5/02/25 (s)		1,317	1,286,076
Vizient, Inc.
4.844% (LIBOR 1 Month + 2.75%), 2/13/23 (s)		158	158,120

			12,581,498

Energy - 0.3%
California Resources Corporation
12.466% (LIBOR 1 Month + 10.38%), 12/31/21 (s)		2,088	2,307,016
Chesapeake Energy Corporation
9.594% (LIBOR 1 Month + 7.50%), 8/23/21 (s)		621	648,939

			2,955,955

Other Industrial - 0.2%
American Tire Distributors, Inc.
9/01/21 (t)		2,295	1,483,715
Travelport Finance (Luxembourg) S.Ã r.l.
4.83% (LIBOR 3 Month + 2.50%), 3/17/25 (s)		901	897,430

			2,381,145

Services - 0.4%
Monitronics International, Inc.
9/30/22 (t)		995	948,047

	Principal Amount (000)		U.S. $ Value
Pi Lux Finco Sarl
9.232% (LIBOR 1 Month + 7.25%), 1/01/26 (c)(s)	U.S.$	3,100	$3,107,750

			4,055,797

Technology - 0.2%
Conduent Incorporated
5.094% (LIBOR 1 Month + 3.00%), 12/07/23 (s)		226	224,814
Solera, LLC (Solera Finance, Inc.)
4.844% (LIBOR 1 Month + 2.75%), 3/03/23 (s)		2,576	2,560,902
Veritas US Inc.
1/27/23 (t)		48	43,761

			2,829,477

			38,292,454

Financial Institutions - 0.1%
Insurance - 0.1%
Sedgwick Claims Management Services, Inc.
4.844% (LIBOR 1 Month + 2.75%), 3/01/21 (s)		1,031	1,024,181

Total Bank Loans (cost $40,537,036)			39,316,635

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.2%
Non-Agency Fixed Rate CMBS - 2.1%
225 Liberty Street Trust
Series 2016-225L, Class E
4.649%, 2/10/36 (a)(c)		974	933,455
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class F
3.786%, 4/10/28 (a)(c)		270	267,465
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA
1.408%, 4/10/46 (u)		1,468	79,309
Series 2013-GC17, Class D
5.102%, 11/10/46 (a)(c)		902	847,973
Series 2014-GC23, Class D
4.514%, 7/10/47 (a)(c)		856	748,133
Commercial Mortgage Trust
Series 2012-CR1, Class XA
1.873%, 5/15/45 (u)		1,794	107,004
Series 2012-CR3, Class XA
1.881%, 10/15/45 (u)		7,923	518,093
Series 2012-CR5, Class XA
1.553%, 12/10/45 (u)		1,903	107,607
Series 2013-LC6, Class D
4.298%, 1/10/46 (a)(c)		3,916	3,712,828
Series 2014-CR15, Class XA
1.19%, 2/10/47 (u)		2,347	78,343

	Principal Amount (000)		U.S. $ Value
Series 2014-CR20, Class XA
1.144%, 11/10/47 (u)	U.S.$	11,271	$557,884
Series 2014-LC15, Class D
4.944%, 4/10/47 (a)(c)		1,500	1,323,327
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class D
4.208%, 6/15/57 (c)		2,721	2,222,979
GS Mortgage Securities Corp. II
Series 2013-GC10, Class XA
1.546%, 2/10/46 (u)		907	50,115
GS Mortgage Securities Trust
Series 2012-GC6, Class D
5.652%, 1/10/45 (a)(c)		1,765	1,683,464
Series 2012-GCJ9, Class D
4.748%, 11/10/45 (a)(c)		700	668,155
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.667%, 11/15/48 (c)		825	816,796
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class XA
1.63%, 11/15/45 (a)(u)		7,409	414,618
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class XA
1.645%, 12/10/45 (a)(u)		840	47,628
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.234%, 6/15/44 (a)(c)(v)		1,022	990,362
Series 2012-C6, Class D
5.582%, 4/15/45 (a)(c)		2,450	2,493,057
Series 2012-C7, Class XA
1.428%, 6/15/45 (a)(u)		1,402	59,601
Series 2012-C8, Class E
4.893%, 8/15/45 (a)(c)		3,766	3,602,217
Series 2012-C10, Class XA
1.574%, 12/15/45 (a)(u)		3,305	184,794
Series 2014-C25, Class D
3.803%, 11/15/47 (a)(c)		1,807	1,499,091

			24,014,298

Non-Agency Floating Rate CMBS - 0.1%
BBCMS Mortgage Trust
Series 2017-GLKS, Class F
5.619% (LIBOR 1 Month + 3.70%), 11/15/34 (a)(c)(l)		700	708,567

	Principal Amount (000)		U.S. $ Value
CLNS Trust
Series 2017-IKPR, Class F
6.429% (LIBOR 1 Month + 4.50%), 6/11/32 (a)(c)(l)	U.S.$	956	$961,408

			1,669,975

Total Commercial Mortgage-Backed Securities (cost $26,064,651)			25,684,273

	Shares
COMMON STOCKS - 1.8%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Berry Petroleum Corp. (c)(d)(h)		94,303	1,108,060
CHC Group LLC (h)(j)		51,655	374,499
Chesapeake Energy Corp. (h)		24,149	126,541
Denbury Resources, Inc. (h)		59,554	286,455
Golden Energy Offshore Services AS (d)(h)		916,212	539,984
K201640219 (South Africa) Ltd. A Shares (c)(d)(e)(h)		12,695,187	13
K201640219 (South Africa) Ltd. B Shares (c)(d)(e)(h)		2,009,762	2
Linn Energy, Inc. (h)		1,450	56,042
Oasis Petroleum, Inc. (h)		14,457	187,507
Paragon Offshore Ltd. - Class A (c)(d)(h)		11,814	10,136
Paragon Offshore Ltd. - Class B (c)(d)(h)		17,721	531,630
Peabody Energy Corp.		22,994	1,045,767
Tervita Corp. (c)(d)(h)		29,729	223,310
Vantage Drilling International (c)(d)(h)		6,103	1,513,544
Whiting Petroleum Corp. (h)		8,408	443,270

			6,446,760

Financials - 0.5%
Consumer Finance - 0.0%
Paysafe (c)(d)(e)(h)		3,960	386,377

Insurance - 0.3%
Mt. Logan Re Ltd. (Preference Shares) (c)(h)(j)		2,953	2,912,631

Real Estate - 0.2%
Calibrate Real Estate Fund (c)(d)(e)(h)		7,364	2,391,399

			5,690,407

Consumer Discretionary - 0.2%
Auto Components - 0.0%
Exide Technologies (e)(h)(j)		15,253	51,555
Exide Technologies (c)(e)(h)(j)		59,185	200,045

			251,600

Company	Shares		U.S. $ Value
Automobiles - 0.0%
Liberty Tire Recycling LLC (c)(d)(e)(h)		7,822	$390,485

Diversified Consumer Services - 0.1%
Laureate Education, Inc. - Class A (h)		55,496	795,258

Hotels, Restaurants & Leisure - 0.0%
Caesars Entertainment Corp. (h)		25,004	267,543

Internet & Direct Marketing Retail - 0.1%
Travelport Worldwide Ltd.		25,480	472,399

			2,177,285

Information Technology - 0.2%
Internet Software & Services - 0.2%
Avaya Holdings Corp. (h)		96,632	1,940,370

IT Services - 0.0%
Goodman Networks, Inc. (c)(d)(e)(h)		41,792	0

			1,940,370

Industrials - 0.2%
Building Products - 0.0%
New Cotai LLC/New Cotai Capital Corp. (c)(d)(e)(h)		3	83,847

Machinery - 0.2%
Modular Space Corp. (c)(h)(i)		89,110	1,844,577

			1,928,424

Materials - 0.1%
Metals & Mining - 0.1%
BIS Industries Holdings Ltd. (c)(d)(e)(h)		838,296	75,446
Constellium NV - Class A (h)		92,259	950,268
Neenah Enterprises, Inc. (c)(d)(e)(h)		58,200	253,170

			1,278,884

Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. Npv (c)(d)(e)(h)		38,084	1,142,520

Total Common Stocks (cost $22,372,807)			20,604,650

	Principal Amount (000)
ASSET-BACKED SECURITIES - 1.6%
Other ABS - Fixed Rate - 1.1%
Atlas Ltd.
Series 2014-1, Class B
6.875%, 12/15/39 (c)(d)(e)(v)	U.S.$	952	923,449
Consumer Loan Underlying Bond Credit Trust
Series 2018-3, Class PT
8.532%, 3/16/43 (c)(i)		318	319,654
Series 2018-4, Class PT
6.63%, 5/15/43 (c)(i)		1,289	1,299,315

	Principal Amount (000)		U.S. $ Value
Series 2018-7, Class PT
6.777%, 6/15/43 (a)(c)	U.S.$	1,403	$1,403,598
Series 2018-12, Class PT
Zero Coupon, 6/15/43 (a)(c)		822	822,463
SoFi Consumer Loan Program LLC
Series 2016-1, Class R
Zero Coupon, 8/25/25 (c)(e)(i)		2,957	872,206
Series 2017-2, Class R
Zero Coupon, 2/25/26 (c)(e)(i)		12	686,553
Series 2017-3, Class R
Zero Coupon, 5/25/26 (c)(e)(i)		10	898,957
Series 2017-4, Class R1
Zero Coupon, 5/26/26 (c)(e)(i)		10	911,110
Series 2017-5, Class R1
Zero Coupon, 9/25/26 (c)(e)(i)		12	1,118,712
Series 2017-6, Class R1
Zero Coupon, 11/25/26 (c)(e)(i)		13	1,427,989
SoFi Consumer Loan Program Trust
Series 2018-1, Class R1
Zero Coupon, 2/25/27 (c)(e)(i)		16	1,569,021
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (a)(c)		789	814,289

			13,067,316

Home Equity Loans - Fixed Rate - 0.4%
CSAB Mortgage-Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36 (c)		747	433,872
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35 (c)		895	888,585
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35 (c)		1,211	1,088,385
Series 2006-6, Class AF4
6.121%, 3/25/36 (c)		1,615	815,064
Series 2006-6, Class AF5
6.241%, 3/25/36 (c)		598	301,938
Series 2006-10, Class AF3
5.985%, 6/25/36 (c)		1,169	572,371
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36 (c)		56	55,750
Series 2007-6, Class 3A5
4.855%, 5/25/37 (c)		190	188,515

			4,344,480

Autos - Fixed Rate - 0.1%
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		720	765,875

Company	Shares		U.S. $ Value
Total Asset-Backed Securities (cost $19,634,826)			$18,177,671

PREFERRED STOCKS - 1.2%
Industrial - 0.9%
Capital Goods - 0.8%
Tervita Corp.
0.00% (c)(d)(h)		1,140,842	8,569,441

Energy - 0.1%
Berry Petroleum Co. LLC
0.00% (c)(d)(h)		81,944	1,092,559

Technology - 0.0%
Goodman Networks, Inc.
0.00% (c)(d)(e)(h)		49,723	205,853

			9,867,853

Financial Institutions - 0.2%
Banking - 0.1%
GMAC Capital Trust I
Series 2 8.128%		16,325	429,347

Insurance - 0.1%
Hartford Financial Services Group, Inc. (The)
7.875%		45,050	1,310,955

REITS - 0.0%
Hersha Hospitality Trust
Series C
6.875%		15,950	393,965

			2,134,267

Financials - 0.1%
Consumer Finance - 0.1%
Paysafe Holdings UK Ltd.
0.00% (c)(d)(e)(h)		1,062,845	1,062,845

Utility - 0.0%
Electric - 0.0%
SCE Trust III
Series H
5.75%		11,025	297,124

Total Preferred Stocks (cost $10,587,621)			13,362,089

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 0.6%
Brazil - 0.3%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 5/15/45-8/15/50	BRL	4,892	3,881,484

	Principal Amount (000)		U.S. $ Value
Colombia - 0.3%
Fideicomiso PA Concesion Ruta al Mar
6.75%, 2/15/44 (a)	COP	1,437,090	$481,120
Fideicomiso PA Costera
6.25%, 1/15/34 (a)		1,230,800	430,164
Fideicomiso PA Pacifico Tres
7.00%, 1/15/35 (c)(i)		6,642,880	2,402,365

			3,313,649

Total Inflation-Linked Securities (cost $7,190,712)			7,195,133

GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Indonesia - 0.2%
JPMorgan Chase Bank, NA
9.50%, 5/17/41 (a)	IDR	27,844,000	2,169,129

United Arab Emirates - 0.3%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20 (a)	U.S.$	3,310	3,587,213

Total Governments - Sovereign Bonds (cost $6,714,579)			5,756,342

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.5%
Argentina - 0.5%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (a)		1,010	994,850
9.125%, 3/16/24 (a)		2,601	2,483,955
27.50% (BADLAR + 3.83%), 5/31/22 (l)	ARS	26,500	745,894
Provincia de Cordoba
7.125%, 6/10/21 (a)	U.S.$	754	727,610
7.45%, 9/01/24 (a)		505	459,550

Total Local Governments - Regional Bonds (cost $6,185,982)			5,411,859

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.5%
United States - 0.5%
State of California
Series 2010
7.60%, 11/01/40		750	1,127,978
7.95%, 3/01/36		1,915	2,065,672
State of Illinois
Series 2010
7.35%, 7/01/35		1,915	2,138,308

Total Local Governments - US Municipal Bonds (cost $4,598,662)			5,331,958

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES - 0.5%
Funds and Investment Trusts - 0.5%
iShares JP Morgan USD Emerging Markets Bond ETF (w) (cost $5,351,457)		49,000	$5,231,730

	Principal Amount (000)
COLLATERALIZED LOAN OBLIGATIONS - 0.2%
CLO - Floating Rate - 0.2%
Carlyle Global Market Strategies CLO Ltd.
Series 2016-1A, Class C
7.259% (LIBOR 3 Month + 4.90%), 4/20/27 (a)(c)(l)	U.S.$	300	300,071
Dryden CLO Ltd.
Series 2018-57A, Class E
7.09% (LIBOR 3 Month + 5.20%), 5/15/31 (a)(c)(l)		275	273,026
Dryden Senior Loan Fund
Series 2017-49A, Class E
8.655% (LIBOR 3 Month + 6.30%), 7/18/30 (a)(c)(l)		417	425,470
OZLM Ltd.
Series 2014-8A, Class D
7.303% (LIBOR 3 Month + 4.95%), 10/17/26 (a)(c)(l)		585	585,916
Series 2018-22A, Class D
7.015% (LIBOR 3 Month + 5.30%), 1/17/31 (a)(c)(l)		349	341,962

Total Collateralized Loan Obligations (cost $1,850,272)			1,926,445

QUASI-SOVEREIGNS - 0.1%
Quasi-Sovereign Bonds - 0.1%
Chile - 0.0%
Empresa Nacional del Petroleo
3.75%, 8/05/26 (a)		296	276,020

Kazakhstan - 0.1%
KazMunayGas National Co. JSC
5.375%, 4/24/30 (a)		660	663,442
6.375%, 10/24/48 (a)		396	403,360

			1,066,802

Total Quasi-Sovereigns (cost $1,347,377)			1,342,822

WHOLE LOAN TRUSTS - 0.1%
Performing Asset - 0.1%
Flexpath Wh I LLC
Series B
11.00%, 4/01/21 (c)(d)(e)		229	66,756
Series B2
11.00%, 1/01/22 (c)(d)(e)		288	98,505
Series B3
11.00%, 9/01/22 (c)(d)(e)		119	45,296

	Principal Amount (000)		U.S. $ Value
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20-9/30/21 (c)(d)(e)	U.S.$	1,290	$565,786

Total Whole Loan Trusts (cost $1,860,235)			776,343

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
AUD/USD
Expiration: Jun 2019; Contracts: 28,100,000; Exercise Price: AUD 1.45; Counterparty: Morgan Stanley Capital Services LLC (h)	AUD	28,100,000	286,394
MXN/USD
Expiration: Jul 2018; Contracts: 95,087,300; Exercise Price: MXN 17.94; Counterparty: Natwest Markets PLC (h)	MXN	95,087,300	2,653
MXN/USD
Expiration: Aug 2018; Contracts: 192,500,000; Exercise Price: MXN 17.50; Counterparty: Credit Suisse International (h)	MXN	192,500,000	3,819

Total Options Purchased - Puts (premiums paid $565,775)			292,866

	Shares
WARRANTS - 0.0%
Avaya Holdings Corp., expiring 12/15/22 (c)(h)		53,489	230,698
Encore Automotive Acceptance, expiring 7/05/31 (c)(d)(e)(h)		8	0
Flexpath Capital, Inc., expiring 4/15/31 (c)(d)(e)(h)		10,974	0
Liberty Tire Recycling LLC, expiring 6/26/19 (c)(d)(e)(h)		392	0
Midstates Petroleum Co., Inc., expiring 4/21/20 (d)(h)		39,269	12,173
SandRidge Energy, Inc., A-CW22, expiring 10/03/22 (h)		46,951	13,146
SandRidge Energy, Inc., B-CW22, expiring 10/03/22 (h)		19,772	5,141

Total Warrants (cost $507,757)			261,158

	Notional Amount			U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.0%
Options on Forward Contracts - 0.0%
CNH/USD
Expiration: Aug 2018; Contracts: 70,350,000; Exercise Price: CNH 6.70; Counterparty: JPMorgan Chase Bank, NA (h)	CNH	70,350,000		$63,234
MXN/USD
Expiration: Jul 2018; Contracts: 106,000,000; Exercise Price: MXN 20.00; Counterparty: JPMorgan Chase Bank, NA (h)	MXN	106,000,000		96,434
USD/EUR
Expiration: Oct 2018; Contracts: 10,738,750; Exercise Price: USD 1.21; Counterparty: Natwest Markets PLC (h)	USD	10,738,750		61,061

Total Options Purchased - Calls (premiums paid $264,595)				220,729

	Shares
RIGHTS - 0.0%
Utility - 0.0%
Vistra Energy Corp., expiring 12/31/49 (c)(h)(n) (cost $0)		10,721		5,950

SHORT-TERM INVESTMENTS - 4.3%
Investment Companies - 3.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.71% (w)(x)(y) (cost $42,394,745)		42,394,744		42,394,744

	Principal Amount (000)
Governments - Treasuries - 0.3%
Egypt - 0.3%
Egypt Treasury Bills
Series 273D
Zero Coupon, 8/14/18-8/28/18	EGP	38,875		2,112,880
Series 364D
Zero Coupon, 8/07/18		15,850		866,142

Total Governments - Treasuries (cost $3,041,200)				2,979,022

Time Deposits - 0.2%
BBH, Grand Cayman
0.15%, 7/02/18	NOK	0	**	1
0.23%, 7/02/18	GBP	38		49,516
0.43%, 7/02/18	SGD	0	**	1
0.51%, 7/03/18	CAD	0	**	1
0.89%, 7/03/18	HKD	0	**	12
4.85%, 7/02/18	ZAR	0	**	1

	Principal Amount (000)		U.S. $ Value
Sumitomo, Tokyo
1.27%, 7/02/18	U.S.$	2,259	$2,258,683

Total Time Deposits (cost $2,308,851)			2,308,215

Emerging Markets - Sovereigns - 0.1%
Egypt - 0.1%
Citigroup Global Markets Holdings, Inc./United States
Series GSNP
Zero Coupon, 10/04/18 (cost $1,506,637)	EGP	27,650	1,472,822

Total Short-Term Investments (cost $49,251,433)			49,154,803

Total Investments - 104.7% (cost $1,226,482,663) (z)			1,194,717,859
Other assets less liabilities - (4.7)%			(53,212,115)

Net Assets - 100.0%			$1,141,505,744

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	35	September 2018	USD	35,000	$4,912,578	$5,075,000	$162,422
U.S. T-Note 5 Yr (CBT) Futures	571	September 2018	USD	571,000	64,613,602	64,875,414	261,812
U.S. T-Note 10 Yr (CBT) Futures	128	September 2018	USD	128,000	15,437,227	15,384,000	(53,227)
Sold Contracts
CBOE VIX Futures	40	July 2018	USD	40,000	577,788	641,000	(63,212)

							$307,795

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	EUR	471	USD	550	7/18/18	$(292)
Australia and New Zealand Banking Group Ltd.	USD	5,631	EUR	4,751	7/18/18	(77,003)
Australia and New Zealand Banking Group Ltd.	SGD	3,734	USD	2,802	8/16/18	59,189
Bank of America, NA	BRL	40,117	USD	10,500	7/03/18	149,214
Bank of America, NA	USD	10,524	BRL	40,117	7/03/18	(173,741)
Bank of America, NA	USD	4,388	ILS	15,746	7/12/18	(81,215)
Bank of America, NA	MXN	101,982	USD	5,114	7/23/18	(4,926)
Bank of America, NA	USD	2,971	NOK	23,996	7/26/18	(22,241)
Barclays Bank PLC	BRL	120,455	USD	31,240	7/03/18	160,805
Barclays Bank PLC	USD	31,968	BRL	120,455	7/03/18	(888,745)
Barclays Bank PLC	USD	5,230	TRY	24,093	7/16/18	(14,718)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	EUR	70,582	USD	82,645	7/18/18	$128,389
Barclays Bank PLC	KRW	2,572,460	USD	2,327	7/19/18	15,897
Barclays Bank PLC	COP	33,390,221	USD	11,659	7/25/18	278,947
Barclays Bank PLC	RUB	169,800	USD	2,664	7/31/18	(31,421)
Barclays Bank PLC	BRL	120,455	USD	31,879	8/02/18	913,760
Barclays Bank PLC	TWD	476,908	USD	16,107	9/13/18	385,302
Barclays Bank PLC	USD	2,128	CHF	2,100	9/18/18	6,755
BNP Paribas SA	ARS	110,343	USD	4,276	7/05/18	469,751
BNP Paribas SA	TRY	55,091	USD	11,520	7/16/18	(405,181)
BNP Paribas SA	USD	1,129	TRY	5,335	7/16/18	26,219
BNP Paribas SA	USD	971	MXN	19,550	8/07/18	8,100
Brown Brothers Harriman & Co.	EUR	734	USD	860	7/18/18	2,138
Brown Brothers Harriman & Co.	EUR	2,331	USD	2,700	7/18/18	(24,987)
Brown Brothers Harriman & Co.	USD	1,246	EUR	1,074	7/18/18	9,463
Brown Brothers Harriman & Co.	MXN	30,047	USD	1,439	8/07/18	(65,413)
Citibank, NA	ARS	148,103	USD	5,743	7/05/18	634,552
Citibank, NA	USD	1,952	ARS	54,168	7/05/18	(83,262)
Citibank, NA	USD	3,055	ILS	11,007	7/12/18	(43,796)
Citibank, NA	USD	1,006	EUR	863	7/18/18	2,820
Citibank, NA	USD	4,068	EUR	3,465	7/18/18	(17,753)
Citibank, NA	ARS	17,234	USD	620	7/26/18	39,418
Citibank, NA	KRW	3,508,296	USD	3,260	7/26/18	108,682
Citibank, NA	SEK	111,338	USD	12,740	7/26/18	287,942
Citibank, NA	USD	20,041	KRW	21,310,281	7/26/18	(896,280)
Citibank, NA	GBP	7,993	USD	10,729	8/03/18	165,078
Citibank, NA	MXN	56,282	USD	2,712	8/07/18	(106,056)
Citibank, NA	USD	7,349	MXN	152,516	8/07/18	287,396
Citibank, NA	UYU	7,624	USD	256	8/07/18	12,256
Citibank, NA	UYU	8,793	USD	295	8/08/18	14,285
Citibank, NA	USD	23,023	INR	1,564,349	8/09/18	(292,778)
Citibank, NA	ZAR	93,618	USD	6,851	9/07/18	86,406
Citibank, NA	CHF	6,742	USD	6,846	9/18/18	(8,109)
Citibank, NA	TRY	14,258	USD	2,931	9/18/18	(70,239)
Citibank, NA	USD	4,244	CHF	4,179	9/18/18	5,027
Credit Suisse International	USD	5,116	TRY	24,093	7/02/18	129,060
Credit Suisse International	USD	1,049	ZAR	12,622	7/05/18	(129,481)
Credit Suisse International	USD	4,306	ILS	15,551	7/12/18	(52,589)
Credit Suisse International	USD	1,252	MXN	23,321	7/23/18	(81,854)
Credit Suisse International	EUR	2,940	SEK	29,841	7/26/18	(102,145)
Credit Suisse International	TRY	27,204	USD	5,718	7/31/18	(132,456)
Credit Suisse International	USD	2,597	MXN	48,604	8/02/18	(161,493)
Credit Suisse International	MXN	90,844	USD	4,796	8/06/18	246,961
Credit Suisse International	USD	4,796	MXN	90,844	8/06/18	(246,958)
Credit Suisse International	USD	1,760	MXN	35,224	8/07/18	3,892
Credit Suisse International	CHF	643	SGD	917	8/27/18	22,114
Credit Suisse International	CNH	14,203	USD	2,153	8/28/18	16,023
Credit Suisse International	GBP	693	ZAR	12,349	10/17/18	(30,711)
Deutsche Bank AG	IDR	252,246,547	USD	17,765	7/26/18	164,521
Goldman Sachs Bank USA	BRL	8,381	USD	2,174	7/03/18	11,189
Goldman Sachs Bank USA	USD	2,252	BRL	8,381	7/03/18	(89,146)
Goldman Sachs Bank USA	USD	1,922	TRY	8,686	7/16/18	(41,372)
Goldman Sachs Bank USA	USD	7,138	EUR	6,083	7/18/18	(27,050)
Goldman Sachs Bank USA	KRW	4,734,560	USD	4,399	7/26/18	145,516
HSBC Bank USA	USD	1,064	NOK	8,605	7/26/18	(6,304)
HSBC Bank USA	INR	1,345,166	USD	19,747	8/09/18	201,420
HSBC Bank USA	TWD	129,799	USD	4,392	9/13/18	112,862
JPMorgan Chase Bank, NA	BRL	181,162	USD	49,481	7/03/18	2,738,485
JPMorgan Chase Bank, NA	USD	46,984	BRL	181,162	7/03/18	(241,847)
JPMorgan Chase Bank, NA	USD	4,315	ILS	15,507	7/12/18	(73,074)
JPMorgan Chase Bank, NA	EUR	2,491	TRY	13,839	7/16/18	84,293
JPMorgan Chase Bank, NA	TRY	10,572	USD	2,310	7/16/18	21,192

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	MXN	23,321	USD	1,252	7/23/18	$81,856
JPMorgan Chase Bank, NA	USD	892	MXN	16,503	7/23/18	(64,016)
JPMorgan Chase Bank, NA	SEK	25,281	USD	2,895	7/26/18	67,506
JPMorgan Chase Bank, NA	USD	762	IDR	10,583,878	7/26/18	(23,428)
JPMorgan Chase Bank, NA	USD	838	MXN	15,536	8/02/18	(59,708)
JPMorgan Chase Bank, NA	USD	2,745	GBP	2,047	8/03/18	(39,744)
JPMorgan Chase Bank, NA	AUD	3,816	USD	2,902	8/09/18	78,281
JPMorgan Chase Bank, NA	USD	1,064	NZD	1,510	8/09/18	(41,519)
JPMorgan Chase Bank, NA	SGD	7,951	USD	5,971	8/16/18	130,624
JPMorgan Chase Bank, NA	USD	2,153	CNH	14,203	8/28/18	(16,023)
JPMorgan Chase Bank, NA	JPY	1,853,485	USD	16,988	10/04/18	134,551
JPMorgan Chase Bank, NA	USD	7,102	JPY	773,709	10/04/18	(66,724)
JPMorgan Chase Bank, NA	ZAR	30,311	GBP	1,715	10/17/18	96,075
Morgan Stanley & Co. LLC	ZAR	12,622	USD	1,049	7/05/18	129,486
Morgan Stanley Capital Services LLC	USD	5,783	EUR	4,903	7/18/18	(50,640)
Morgan Stanley Capital Services LLC	USD	17,890	SEK	155,965	7/26/18	(446,605)
Morgan Stanley Capital Services LLC	USD	9,452	AUD	12,800	6/28/19	54,530
Royal Bank of Scotland PLC	ARS	75,467	USD	2,926	7/10/18	337,049
Royal Bank of Scotland PLC	ILS	84,986	USD	24,266	7/12/18	1,019,679
Royal Bank of Scotland PLC	ARS	56,591	USD	1,972	7/26/18	64,872
Royal Bank of Scotland PLC	MXN	48,604	USD	2,597	8/02/18	161,494
Royal Bank of Scotland PLC	NZD	15,569	USD	10,908	8/09/18	363,145
Royal Bank of Scotland PLC	USD	1,220	NZD	1,741	8/09/18	(40,604)
Standard Chartered Bank	BRL	52,898	USD	13,719	7/03/18	70,617
Standard Chartered Bank	USD	14,252	BRL	52,898	7/03/18	(604,111)
Standard Chartered Bank	KRW	2,448,523	USD	2,194	7/17/18	(4,952)
Standard Chartered Bank	KRW	5,566,823	USD	5,156	7/26/18	155,208
Standard Chartered Bank	KRW	3,672,784	USD	3,292	7/26/18	(7,318)
Standard Chartered Bank	SEK	58,420	USD	6,813	7/26/18	279,529
Standard Chartered Bank	INR	360,241	USD	5,216	8/09/18	(18,102)
Standard Chartered Bank	CAD	18,016	USD	13,898	8/30/18	179,464
UBS AG	TRY	8,676	USD	1,788	7/16/18	(90,196)
UBS AG	EUR	2,241	CHF	2,604	7/18/18	13,465
UBS AG	SGD	917	CHF	643	8/27/18	(22,097)
UBS AG	ZAR	12,349	GBP	693	10/17/18	30,712

						$5,283,039

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)	Premiums Received	Market Value
Put
CDX-NAHY Series 30, 5 Year Index	Credit Suisse International	Sell	1.06%	Jul 2018	$5,300	$30,793	$(20,785)
CDX-NAHY Series 30, 5 Year Index	Bank of America, NA	Sell	1.04%	Aug 2018	10,450	38,770	(46,112)

						$69,563	$(66,897)

CURRENCY OPTIONS WRITTEN

Description/Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
AUD vs. USD/ Morgan Stanley Capital Services LLC	AUD	1.280	06/2019	28,100,000	AUD	28,100	$291,731	$(334,016)
INR vs. USD/ JPMorgan Chase Bank, NA	INR	71.320	02/2019	381,562,000	INR	381,562	49,541	(92,340)
KRW vs. USD/ Bank of America, NA	KRW	1,098.000	07/2018	5,874,300,000	KRW	5,874,300	35,096	(87,042)
MXN vs. USD/ Credit Suisse International	MXN	21.500	07/2018	130,397,500	MXN	130,398	103,717	(6,415)
MXN vs. USD/ Natwest Markets PLC	MXN	20.000	07/2018	106,000,000	MXN	106,000	77,730	(96,434)
MXN vs. USD/ Credit Suisse International	MXN	22.000	08/2018	242,000,000	MXN	242,000	214,170	(12,843)
MXN vs. USD/ Goldman Sachs Bank USA	MXN	22.000	08/2018	132,880,000	MXN	132,880	109,517	(12,378)
MXN vs. USD/ Morgan Stanley Capital Services LLC	MXN	23.820	02/2019	144,706,500	MXN	144,707	80,937	(68,061)
SGD vs. CHF/ UBS AG	SGD	1.480	08/2018	5,032,000	SGD	5,032	26,137	(2,227)
TRY vs. CHF/ UBS AG	TRY	5.900	02/2019	29,500,000	TRY	29,500	53,932	(112,558)
TRY vs. USD/ Morgan Stanley Capital Services LLC	TRY	4.370	07/2018	26,426,400	TRY	26,426	160,325	(335,978)
USD vs. EUR/ Natwest Markets PLC	USD	1.250	10/2018	11,093,750	USD	11,094	61,408	(14,300)
ZAR vs. GBP/ UBS AG	ZAR	19.520	10/2018	83,448,000	ZAR	83,448	75,703	(85,890)
ZAR vs. USD/ Morgan Stanley Capital Services LLC	ZAR	12.640	07/2018	66,972,920	ZAR	66,973	61,061	(419,180)
Put
USD vs. EUR/ Natwest Markets PLC	USD	1.170	10/2018	10,383,750	USD	10,384	86,975	(137,751)

							$1,487,980	$(1,817,413)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)%	Quarterly	3.38%	USD	40,600	$(2,588,830)	$(2,801,340)	$212,510
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	(5.00)	Quarterly	3.59	USD	17,700	(1,062,612)	(1,181,609)	118,997
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	(5.00)	Quarterly	0.86	EUR	3	(137)	(138)	1
iTraxx Europe Crossover Series 27, 5 Year Index, 6/20/22*	(5.00)	Quarterly	2.33	EUR	13,260	(1,566,022)	(1,749,879)	183,857
Sale Contracts
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	Quarterly	0.96	USD	6,734	141,178	47,653	93,525
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	Quarterly	2.98	USD	5	358	366	(8)
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	Quarterly	2.98	USD	13,417	971,173	992,307	(21,134)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	3.38	USD	40,600	2,588,830	2,843,076	(254,246)
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00	Quarterly	3.59	USD	86,390	5,186,389	5,294,342	(107,953)
iTraxx Europe Crossover Series 27, 5 Year Index, 6/20/22*	5.00	Quarterly	2.33	EUR	13,259	1,565,904	1,803,586	(237,682)
iTraxx Europe Crossover Series 29, 5 Year Index, 6/20/23*	5.00	Quarterly	3.19	EUR	13,260	1,263,522	1,542,433	(278,911)

						$6,499,753	$6,790,797	$(291,044)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
USD	144,205	1/17/20	3 Month LIBOR	2.170%	Quarterly/Semi-Annual	$(515,346)
USD	144,205	1/17/20	3 Month LIBOR	2.204%	Quarterly/Semi-Annual	(419,322)
USD	58,295	1/17/23	2.389%	3 Month LIBOR	Semi-Annual/Quarterly	920,636
USD	58,295	1/17/23	2.420%	3 Month LIBOR	Semi-Annual/Quarterly	834,359

						$820,327

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC
Brazilian Government International Bond, 4.250%, 1/07/25, 6/20/23*	1.00%	Quarterly	2.68%	USD	1,130	$(83,067)	$(42,251)	$(40,816)
Brazilian Government International Bond, 4.250%, 1/07/25, 6/20/23*	1.00	Quarterly	2.68	USD	1,347	(99,019)	(50,365)	(48,654)
Brazilian Government International Bond, 4.250%, 1/07/25, 6/20/23*	1.00	Quarterly	2.68	USD	1,520	(111,736)	(56,860)	(54,876)
Brazilian Government International Bond, 4.250%, 1/07/25, 6/20/23*	1.00	Quarterly	2.68	USD	1,813	(133,275)	(67,820)	(65,455)
CCO Holdings, LLC, 5.750%, 1/15/24, 6/20/19*	5.00	Quarterly	0.26	USD	828	39,428	18,078	21,350

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.94%	USD	454	$(46,853)	$(52,750)	$5,897
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.00	USD	5,000	(955,639)	(804,466)	(151,173)
International Game Technology, 4.750%, 2/15/23, 6/20/22*	5.00	Quarterly	1.83	EUR	310	45,151	27,979	17,172
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	364	(37,595)	(44,125)	6,530
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	258	(26,626)	(29,617)	2,991
Goldman Sachs Bank USA
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 6/20/22*	5.00	Quarterly	3.10	USD	1,225	85,406	64,896	20,510
United States Steel Corp., 6.650%, 6/01/37, 12/20/21*	5.00	Quarterly	1.25	USD	700	85,099	(39,253)	124,352
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.00	USD	5,000	(956,333)	(889,141)	(67,192)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.00	USD	2,071	(395,771)	(315,393)	(80,378)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.00	USD	5,000	(955,639)	(849,020)	(106,619)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.00	USD	2,929	(559,868)	(446,164)	(113,704)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.00	USD	10,000	(1,911,278)	(1,534,563)	(376,715)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.00	USD	13,500	(2,580,225)	(2,068,876)	(511,349)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,041	(107,431)	(116,151)	8,720

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.94%	USD	719	$(74,261)	$(80,270)	$6,009
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	530	(54,696)	(58,743)	4,047
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	133	(13,726)	(14,848)	1,122
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	360	(37,182)	(36,771)	(411)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	180	(18,591)	(16,681)	(1,910)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	360	(37,182)	(33,981)	(3,201)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	371	(38,318)	(32,394)	(5,924)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	2,158	(222,885)	(192,840)	(30,045)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,272	(131,270)	(143,892)	12,622
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,188	(122,602)	(129,052)	6,450
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	10,000	(1,031,167)	(114,482)	(916,685)
South Africa Government International Bond, 5.500%, 12/05/22, 6/20/23*	1.00	Quarterly	2.15	USD	2,640	(134,006)	(71,433)	(62,573)
Weatherford International LLC, 4.500%, 4/15/22, 6/20/23*	1.00	Quarterly	6.01	USD	190	(37,544)	(48,597)	11,053

						$(10,658,701)	$(8,269,846)	$(2,388,855)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
iBoxx $ Liquid High Yield Index	82,221	LIBOR	Quarterly	USD	21,876	9/20/18	$138,739
iBoxx $ Liquid High Yield Index	54,490	LIBOR	Quarterly	USD	14,525	9/20/18	64,808
iBoxx $ Liquid High Yield Index	38,317	LIBOR	Quarterly	USD	10,209	9/20/18	50,343
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	16,951	LIBOR	Quarterly	USD	4,520	9/20/18	18,683

							$272,573

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 1/14/20*	11.12%	Maturity	AUD	154	$39,977	$	– 0	–	$39,977
AUD/JPY 3/03/20*	12.75	Maturity	AUD	78	(13,349)		– 0	–	(13,349)
AUD/JPY 4/16/20*	12.25	Maturity	AUD	187	4,465		– 0	–	4,465
AUD/JPY 5/07/20*	12.22	Maturity	AUD	116	5,528		– 0	–	5,528
Goldman Sachs Bank USA
AUD/JPY 3/10/20*	12.90	Maturity	AUD	36	(7,518)		– 0	–	(7,518)
AUD/JPY 3/11/20*	12.80	Maturity	AUD	42	(7,316)		– 0	–	(7,316)

					$21,787	$	– 0	–	$21,787

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate	Maturity	U.S. $ Value at June 30, 2018
Barclays Capital, Inc.†	664	USD	(7.50)%*	—	$661,294
Barclays Capital, Inc.†	1,330	USD	(1.00)%*	—	1,322,463
Barclays Capital, Inc.†	799	USD	(0.88)%*	—	796,598
Barclays Capital, Inc.†	2,467	USD	0.25%	—	2,462,574
Barclays Capital, Inc.†	1,104	USD	0.75%	—	1,107,289
Barclays Capital, Inc.†	1,121	USD	1.50%	—	1,124,672
Barclays Capital, Inc.†	440	USD	1.50%	—	441,024
Barclays Capital, Inc.†	1,598	USD	1.75%	—	1,602,471
Barclays Capital, Inc.†	1,233	USD	1.75%	—	1,238,062
Barclays Capital, Inc.†	1,452	USD	1.85%	—	1,458,731
Barclays Capital, Inc.†	1,588	USD	2.00%	—	1,595,753
Credit Suisse Securities (USA) LLC†	615	USD	(5.00)%*	—	608,500
Credit Suisse Securities (USA) LLC†	479	EUR	(1.25)%*	—	556,474
Credit Suisse Securities (USA) LLC†	1,285	EUR	(1.00)%*	—	1,496,188

Broker	Principal Amount (000)	Currency	Interest Rate	Maturity	U.S. $ Value at June 30, 2018
Credit Suisse Securities (USA) LLC†	328	EUR	(1.00)%*	—	$382,813
Credit Suisse Securities (USA) LLC†	1,329	USD	(0.25)%*	—	1,326,412
Credit Suisse Securities (USA) LLC†	882	USD	0.50%	—	881,934
Credit Suisse Securities (USA) LLC†	544	USD	1.50%	—	544,550
JPMorgan Chase Bank, NA	39,450	USD	2.00%	7/26/18	39,601,225
JPMorgan Chase Bank, NA†	1,308	EUR	(0.90)%*	—	1,525,917
JPMorgan Chase Bank, NA†	819	USD	1.00%	—	820,490
RBC Capital Markets†	316	USD	(1.50)%*	—	315,299
RBC Capital Markets†	313	USD	1.50%	—	313,598
RBC Capital Markets†	1,529	USD	1.75%	—	1,537,255
RBC Capital Markets†	988	USD	1.75%	—	991,995
RBC Capital Markets†	1,477	USD	1.80%	—	1,483,894
RBC Capital Markets†	1,054	USD	1.80%	—	1,058,948
RBC Capital Markets†	1,188	USD	1.85%	—	1,193,867

					$68,450,290

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2018.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous		Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates - Non-Investment Grade	$27,234,594		$	– 0	–	$	– 0	–	$	– 0	–	$27,234,594
Governments - Treasuries	– 0	–		39,601,225			– 0	–		– 0	–	39,601,225
Emerging Markets - Sovereigns	544,550			– 0	–		– 0	–		– 0	–	544,550
Corporates - Investment Grade	441,024			– 0	–		– 0	–		– 0	–	441,024
Emerging Markets - Corporate Bonds	628,897			– 0	–		– 0	–		– 0	–	628,897

Total	$28,849,065			$39,601,225		$	– 0	–	$	– 0	–	$68,450,290

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate market value of these securities amounted to $409,636,992 or 35.9% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2018.
(g)	Defaulted matured security.
(h)	Non-income producing security.

(i)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.57% of net assets as of June 30, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Aveta, Inc.
10.50%, 3/01/21	12/18/17	$0	$0	0.00%
Bellemeade Re Ltd. Series 2015-1A, Class M2
6.268%, 7/25/25	7/27/15	510,097	516,680	0.05%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
8.468%, 4/25/26	4/29/16	1,136,817	1,151,553	0.10%
Bellemeade Re II Ltd. Series 2016-1A, Class B1
13.968%, 4/25/26	4/29/16	282,749	295,520	0.03%
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT
8.532%, 3/16/43	3/07/18	320,187	319,654	0.03%
Consumer Loan Underlying Bond Credit Trust Series 2018-4, Class PT
6.63%, 5/15/43	3/27/18	1,297,182	1,299,315	0.11%
Creditcorp
12.00%, 7/15/18	6/28/13	1,299,889	1,286,874	0.11%
Dominican Republic International Bond
16.00%, 7/10/20	12/08/10	3,767,837	3,155,431	0.28%
Exide Technologies
7.00%, 4/30/25	4/30/15	4,427,425	3,309,884	0.29%
Exide Technologies
11.00%, 4/30/22	4/30/15	3,964,202	3,955,467	0.35%
Fideicomiso PA Pacifico Tres
7.00%, 1/15/35	3/04/16	1,949,380	2,402,365	0.21%
K2016470219 South Africa Ltd.
3.00%, 12/31/22	1/31/17	1,253,366	19,628	0.00%
K2016470260 South Africa Ltd.
25.00%, 12/31/22	1/31/17	262,775	80,129	0.01%
Liberty Tire Recycling LLC
9.50%, 1/15/23	1/03/18	559,251	559,251	0.05%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	5/15/13	2,295,760	29	0.00%
Modular Space Corp.	2/23/17	1,330,993	1,844,577	0.16%
SoFi Consumer Loan Program LLC Series 2016-1, Class R
Zero Coupon, 8/25/25	7/28/17	949,817	872,206	0.08%
SoFi Consumer Loan Program LLC Series 2017-2, Class R
Zero Coupon, 2/25/26	6/15/17	931,484	686,553	0.06%
SoFi Consumer Loan Program LLC Series 2017-3, Class R
Zero Coupon, 5/25/26	5/11/17	1,107,300	898,957	0.08%
SoFi Consumer Loan Program LLC Series 2017-4, Class R1
Zero Coupon, 5/26/26	6/28/17	1,032,000	911,110	0.08%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1
Zero Coupon, 9/25/26	9/18/17	1,313,468	1,118,712	0.10%
SoFi Consumer Loan Program LLC Series 2017-6, Class R1
Zero Coupon, 11/25/26	11/09/17	1,485,665	1,427,989	0.13%
SoFi Consumer Loan Program Trust Series 2018-1, Class R1
Zero Coupon, 2/25/27	2/01/18	1,569,021	1,569,021	0.14%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Texas Competitive/TCEH
11.50%, 10/01/20	4/14/11	$0	$0	0.00%
Tonon Luxembourg SA
7.25%, 1/24/20	1/16/13	1,624,599	79,140	0.01%
Vantage Drilling International
10.00%, 12/31/20	2/10/16	83,582	85,260	0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/23/14 –2/12/14	2,401,854	215,542	0.02%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14	477,418	132,000	0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	1/29/14 – 2/05/14	838,866	81,081	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
7.46%, 11/25/25	9/28/15	613,944	716,722	0.06%

(j)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Group LLC	3/10/17	$3,697,479	$374,499	0.03%
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/20	3/10/17	2,258,402	2,948,211	0.26%
Exide Technologies	4/30/15	112,260	200,045	0.02%
Exide Technologies	4/30/15	28,931	51,555	0.00%
Momentive Performance Materials, Inc.
8.875%, 10/15/20	10/11/12	1	0	0.00%
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	2,953,000	2,912,631	0.26%

(k)	Convertible security.
(l)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2018.
(m)	Defaulted.
(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(p)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(q)	Inverse interest only security.
(r)	Maturity date 6/5/2115.
(s)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2018.
(t)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(u)	IO - Interest Only.
(v)	Variable rate coupon, rate shown as of June 30, 2018.
(w)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(x)	Affiliated investments.
(y)	The rate shown represents the 7-day yield as of period end.
(z)

As of June 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $70,415,525 and gross unrealized depreciation of investments was $(98,481,474), resulting in net unrealized depreciation of $(28,065,949).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNH	-	Chinese Yuan Renminbi (Offshore)
COP	-	Colombian Peso
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

12MTA	-	12 Month Treasury Average
ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
ARPP7DRR	-	Argentina Central Bank 7-Day Repo Reference Rate
BADLAR	-	Argentina Deposit Rates Badlar Private Banks
CBOE	-	Chicago Board Options Exchange
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
H15T	-	U.S. Treasury Yield Curve Rate T Note Constant Maturity
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN1

June 30, 2018 (unaudited)

61.9%	United States
3.9%	Brazil
2.6%	United Kingdom
2.3%	Argentina
1.8%	Canada
1.7%	Luxembourg
1.7%	Turkey
1.7%	France
1.5%	Indonesia
1.2%	Netherlands
1.1%	Italy
1.1%	Dominican Republic
0.8%	Malaysia
12.6%	Other
4.1%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Angola, Australia, Bahrain, Belarus, Cameroon, Cayman Islands, Chile, China, Colombia, Costa Rica, Denmark, Ecuador, Egypt, El Salvador, Finland, Gabon, Germany, Ghana, Guatemala, Honduras, India, Iraq, Ireland, Israel, Ivory Coast, Jamaica, Jersey (Channel Islands), Jordan, Kazakhstan, Kenya, Lebanon, Macau, Mexico, Mongolia, Nigeria, Norway, Peru, Russia, Senegal, South Africa, Sri Lanka, Sweden, Switzerland, Trinidad & Tobago, Ukraine, United Arab Emirates, Uruguay, Venezuela and Zambia.

AB Global High Income Fund

June 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2018:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$458,458,027		$10,786,836	#	$469,244,863
Governments - Treasuries		– 0	–	145,705,567		– 0	–	145,705,567
Collateralized Mortgage Obligations		– 0	–	129,963,767		– 0	–	129,963,767
Emerging Markets - Sovereigns		– 0	–	74,951,349		– 0	–	74,951,349
Corporates - Investment Grade		– 0	–	73,470,640		– 0	–	73,470,640
Emerging Markets - Treasuries		– 0	–	51,088,454		– 0	–	51,088,454
Emerging Markets - Corporate Bonds		– 0	–	49,774,162		465,601		50,239,763
Bank Loans		– 0	–	35,540,095		3,776,540		39,316,635
Commercial Mortgage-Backed Securities		– 0	–	2,204,996		23,479,277		25,684,273
Common Stocks		7,111,404		374,499		13,118,747	#	20,604,650
Asset-Backed Securities		– 0	–	765,875		17,411,796		18,177,671
Preferred Stocks		2,431,391		– 0	–	10,930,698		13,362,089
Inflation-Linked Securities		– 0	–	4,792,768		2,402,365		7,195,133
Governments - Sovereign Bonds		– 0	–	5,756,342		– 0	–	5,756,342
Local Governments - Regional Bonds		– 0	–	5,411,859		– 0	–	5,411,859
Local Governments - US Municipal Bonds		– 0	–	5,331,958		– 0	–	5,331,958
Investment Companies.		5,231,730		– 0	–	– 0	–	5,231,730
Collateralized Loan Obligations		– 0	–	– 0	–	1,926,445		1,926,445
Quasi-Sovereigns		– 0	–	1,342,822		– 0	–	1,342,822
Whole Loan Trusts		– 0	–	– 0	–	776,343		776,343
Option Purchased- Puts		– 0	–	292,866		– 0	–	292,866
Warrants		30,460		– 0	–	230,698	#	261,158
Option Purchased- Calls		– 0	–	220,729		– 0	–	220,729
Rights		– 0	–	– 0	–	5,950		5,950
Short-Term Investments:
Investment Companies		42,394,744		– 0	–	– 0	–	42,394,744
Governments - Treasuries		– 0	–	2,979,022		– 0	–	2,979,022
Time Deposits		– 0	–	2,308,215		– 0	–	2,308,215
Emerging Markets - Sovereigns		– 0	–	1,472,822		– 0	–	1,472,822

Total Investments in Securities		57,199,729		1,052,206,834		85,311,296		1,194,717,859
Other Financial Instruments*:
Assets
Futures		424,234		– 0	–	– 0	–	424,234
Forward Currency Exchange Contracts		– 0	–	11,603,462		– 0	–	11,603,462
Centrally Cleared Credit Default Swaps		– 0	–	11,717,354		– 0	–	11,717,354
Centrally Cleared Interest Rate Swaps		– 0	–	1,754,995		– 0	–	1,754,995
Credit Default Swaps		– 0	–	255,084		– 0	–	255,084
Total Return Swaps		– 0	–	272,573		– 0	–	272,573
Variance Swaps		– 0	–	49,970		– 0	–	49,970
Liabilities
Futures		(116,439)		– 0	–	– 0	–	(116,439)
Forward Currency Exchange Contracts		– 0	–	(6,320,423)		– 0	–	(6,320,423)
Credit Default Swaptions Written		– 0	–	(66,897)		– 0	–	(66,897)
Currency Options Written		– 0	–	(1,817,413)		– 0	–	(1,817,413)
Centrally Cleared Credit Default Swaps		– 0	–	(5,217,601)		– 0	–	(5,217,601)
Centrally Cleared Interest Rate Swaps		– 0	–	(934,668)		– 0	–	(934,668)
Credit Default Swaps		– 0	–	(10,913,785)		– 0	–	(10,913,785)
Variance Swaps		– 0	–	(28,183)		– 0	–	(28,183)
Reverse Repurchase Agreements		(68,450,290)		– 0	–	– 0	–	(68,450,290)

Total^		$(10,942,766)		$1,052,561,302		$85,311,296		$1,126,929,832

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

^	There were de minimis transfers under 1% of net assets from Level 1 to Level 2 during the reporting period. There were no transfers from Level 2 to Level 1 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#		Emerging Markets - Corporate Bonds		Bank Loans		Commercial Mortgage-Backed Securities
Balance as of 3/31/18	$15,053,741		$553,206		$1,590,628		$22,880,554
Accrued discounts/(premiums)	(10,136)		(42,947)		340		13,720
Realized gain (loss)	60,460		– 0	–	5		– 0	–
Change in unrealized appreciation/depreciation	1,265,671		(44,658)		18,797		317,407
Purchases	4,465,610		– 0	–	3,084,500		267,596
Sales/Paydowns	(7,790,429)		– 0	–	(1,390)		– 0	–
Transfers into Level 3	373,908		– 0	–	472,424		– 0	–
Transfers out of Level 3	(2,631,989)		– 0	–	(1,388,764)		– 0	–

Balance as of 6/30/18	$10,786,836		$465,601		$3,776,540		$23,479,277

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18	$(736,304)		$(44,657)		$18,797		$317,407

	Common Stocks#		Asset-Backed Securities		Preferred Stocks		Inflation-Linked Securites
Balance as of 3/31/18	$13,010,053		$14,570,891		$11,080,588		$2,520,151
Accrued discounts/(premiums)	– 0	–	26,315		– 0	–	1,685
Realized gain (loss)	(181,932)		298,847		116,086		– 0	–
Change in unrealized appreciation/depreciation	734,208		(407,334)		169,465		(119,471)
Purchases	3,360,716		2,689,986		1,062,845		– 0	–
Sales/Paydowns	(3,278,330)		(738,869)		(1,498,286)		– 0	–
Transfers into Level 3	– 0	–	971,960		– 0	–	– 0	–
Transfers out of Level 3	(525,968)		– 0	–	– 0	–	– 0	–

Balance as of 6/30/18	$13,118,747		$17,411,796		$10,930,698		$2,402,365

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18	$823,370		$(407,334)		$285,551		$(119,471)

	Collateralized Loan Obligations		Whole Loan Trusts		Warrants#		Rights
Balance as of 3/31/18	$1,927,561		$2,309,413		$225,992		$ – 0	–
Accrued discounts/(premiums)	3,343		787		– 0	–	– 0	–
Realized gain (loss)	– 0	–	(725,773)		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(4,459)		484,176		4,706		5,950
Purchases	– 0	–	– 0	–	– 0	–	– 0	–
Sales/Paydowns	– 0	–	(1,292,260)		– 0	–	– 0	–
Transfers into Level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 6/30/18	$1,926,445		$776,343		$230,698		$5,950

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18	$(4,459)		$(129,938)		$4,706		$5,950

Total
Balance as of 3/31/18	$85,722,778
Accrued discounts/(premiums)	(6,893)
Realized gain (loss)	(432,307)
Change in unrealized appreciation/depreciation	2,424,458
Purchases	14,931,253
Sales/Paydowns	(14,599,564)
Transfers into Level 3	1,818,292
Transfers out of Level 3	(4,546,721)

Balance as of 6/30/18	$85,311,296 +

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18	$13,618

#	The fund held securities with zero market value that were sold/expired/written off during the reporting period.
+

There were de minimis transfers from Level 3 to Level 1 during the reporting period. There were de minimis transfers from Level 3 and Level 2 during the reporting period. There were no transfers from Level 2 to Level 3 during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at June 30, 2018. Securities priced (i) by the third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/18		Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grade		$559,251	Qualitative Assessment	Par Value	$100.00 /N/A
		$336,499	Recovery Analysis	Collateral Value	$100.00 /N/A

$895,750

Common Stocks		$2,912,631	Market Approach	NAV Equivalent	$986.33 /N/A
		$2,391,399	Market Approach	Liquidation Value	$324.74 /N/A
		$390,485	Market Approach	EBITDA* Projection	$49.9 mm /N/A
				EBITDA* Multiples	5.4X-7.4X /6.4X
		$386,377	Market Approach	Adjusted EBITDA*	$505mm /N/A
				Adjusted EBITDA* Margin	23.9% /N/A
		$253,170	Market Approach	EBITDA* Projection	$43.3 mm / N/A
				EBITDA* Multiples	3.8X-5.8X / 4.8X
		$251,600	Market Approach	EBITDA* Projection	$194.00 mm /N/A
				EBITDA* Multiples	5.0X-6.0X / 5.5X
		$83,847	Market Approach	EBITDA* Projection	$386.1 mm / N/A
				EBITDA* Multiples	14.1X / N/A
		$75,446	Market Approach	EBITDA* Projection	$99 mm /N/A
				EBITDA* Multiples	5.1X / N/A
	$	– 0 –	Qualitative Assessment		$0.00/ N/A

$6,744,955

Preferred Stocks		$1,062,845	Market Approach	Adjusted EBITDA*	$505mm / N/A
				Adjusted EBITDA* Margin	23.9% / N/A
Whole Loan Trusts		$565,786	Recovery Analysis	Cumulative Loss	<20% / N/A
		$98,505	Discounted Cash Flow	Level Yield	34.22% / N/A
		$66,756	Discounted Cash Flow	Level Yield	29.12% / N/A
		$45,269	Discounted Cash Flow	Level Yield	38.08% / N/A

$776,316

*	Earning Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in NAV equivalent, Collateral Value, Enterprise Value, Par Value, EBITDA projections and EBITDA Multiple in isolation would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Level Yield, Liquidation Value and Cumulative Loss in isolation would be expected to result in a significant lower (higher) fair value measurement.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended June 30, 2018 is as follows:

Fund	Market Value 3/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$16,318	$93,079	$67,002	$42,395	$75

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 23, 2018